UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                              CERTIFIED SHAREHOLDER
              REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09357
                             JNLNY VARIABLE FUND I LLC
               (Exact name of registrant as specified in charter)

                       1 Corporate Way, Lansing, MI 48951
              (Address of principal executive offices) (Zip code)

                               Steven J. Fredricks, Esq.
                     Jackson National Asset Management, LLC
                                1 Corporate Way
                               Lansing, MI 48951
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 517 381-5500

Date of fiscal year end: December 31

Date of reporting period: January 1, 2006 - June 30, 2006

Item 1. Report to Shareholders.
JNL VARIABLE FUNDS (UNAUDITED)
SCHEDULE OF INVESTMENTS (IN THOUSANDS)
June 30, 2006



JNL/Mellon Capital Management Dow(SM) 10 Fund (NY)          Shares                            Value
COMMON STOCKS - 99.6%
BASIC MATERIALS - 8.9%
Chemicals - 8.9%
     EI Du Pont de Nemours & Co.                              43                             $1,780

COMMUNICATIONS - 20.6%
Telecommunications - 20.6%
     AT&T Inc.                                                74                             2,074
     Verizon Communications Inc.                              60                             2,024
                                                                                             4,098
CONSUMER, CYCLICAL - 14.0%
Automobiles - 14.0%
     General Motors Corp. (c)                                 94                             2,792

CONSUMER, NON-CYCLICAL - 9.0%
Tobacco - 9.0%
     Altria Group Inc.                                        24                             1,789

FINANCIALS - 18.8%
Diversified Financial Services - 18.8%
     Citigroup Inc.                                           37                             1,804
     JPMorgan Chase & Co.                                     46                             1,927
                                                                                             3,731
HEALTH CARE - 19.7%
Pharmaceuticals - 19.7%
     Merck & Co. Inc.                                         57                             2,085
     Pfizer Inc.                                              78                             1,826
                                                                                             3,911
INDUSTRIALS - 8.6%
Manufacturing - 8.6%
     General Electric Corp.                                   52                             1,712

     Total Common Stocks (cost $18,690)                                                      19,813

SHORT TERM INVESTMENTS - 13.5%
Money Market Funds - 0.4%
     JNL Money Market Fund, 5.03% (a) (d)                     66                             66

Securities Lending Collateral - 13.1%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   2,606                          2,606

     Total Short Term Investments (cost $2,672)                                              2,672

Total Investments - 113.1% (cost $21,362)                                                    22,485
Other Assets and Liabilities, Net -  (13.1%)                                                 (2,600)
Total Net Assets - 100%                                                                      $19,885

JNL/Mellon Capital Management Dow(SM) Dividend Fund (NY)
COMMON STOCKS - 99.9%
BASIC MATERIALS - 4.9%
Forest Products & Paper - 4.9%
     MeadWestvaco Corp.                                       15                             $432

COMMUNICATIONS - 4.9%
Telecommunications - 4.9%
     Alltel Corp.                                             7                              439

CONSUMER, CYCLICAL - 7.5%
Automobiles - 7.5%
     General Motors Corp. (c)                                 22                             669

ENERGY - 17.2%
Oil & Gas - 17.2%
     Chevron Corp.                                            8                              477
     Marathon Oil Corp.                                       7                              595
     NiSource Inc.                                            21                             456
                                                                                             1,528
FINANCIALS - 35.1%
Banks - 35.1%
     BB&T Corp.                                               10                             432
     Colonial BancGroup Inc.                                  18                             470
     Comerica Inc.                                            8                              398
     Keycorp                                                  13                             472
     National City Corp.                                      13                             470
     Regions Financial Corp.                                  13                             423
     SunTrust Banks Inc.                                      6                              457
                                                                                             3,122
HEALTH CARE - 4.9%
Pharmaceuticals - 4.9%
     Pfizer Inc.                                              19                             439

UTILITIES - 25.4%
Electric - 25.4%
     Energy East Corp.                                        19                             457
     Entergy Corp.                                            6                              449
     FirstEnergy Corp.                                        9                              483
     Northeast Utilities                                      22                             457
     Pinnacle West Capital Corp.                              10                             419
                                                                                             2,265

     Total Common Stocks (cost $8,552)                                                       8,894

SHORT TERM INVESTMENTS - 7.5%
Money Market Funds - 0.8%
     JNL Money Market Fund, 5.03% (a) (d)                     72                             72

Securities Lending Collateral - 6.7%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   596                            596

     Total Short Term Investments (cost $668)                                                668

Total Investments - 107.4% (cost $9,220)                                                     9,562
Other Assets and Liabilities, Net -  (7.4%)                                                  (656)
Total Net Assets - 100%                                                                      $8,906

JNL/Mellon Capital Management Global 15 Fund (NY)
COMMON STOCKS - 99.6%
COMMUNICATIONS - 25.8%
Telecommunications - 20.0%
     AT&T Inc.                                                60                             $1,682
     BT Group Plc                                             386                            1,709
     Verizon Communications Inc.                              49                             1,643
                                                                                             5,034
Wireless Telecommunications - 5.8%
     Vodafone Group Plc                                       684                            1,457

CONSUMER, CYCLICAL - 20.9%
Airlines - 5.9%
     Cathay Pacific Airways Ltd.                              843                            1,476

Automobiles - 15.0%
     General Motors Corp. (c)                                 76                             2,266
     GKN Plc                                                  299                            1,509
                                                                                             3,775
CONSUMER, NON-CYCLICAL - 14.6%
Commercial Services - 7.1%
     COSCO Pacific Ltd.                                       805                            1,783

Food - 7.5%
     Compass Group Plc                                        390                            1,893

FINANCIALS - 25.7%
Banks - 6.0%
     BOC Hong Kong Holdings Ltd.                              769                            1,505

Diversified Financial Services - 6.2%
     Citic Pacific Ltd.                                       534                            1,575

Insurance - 6.8%
     Royal & Sun Alliance Insurance Group                     684                            1,702

Real Estate - 6.7%
     Hang Lung Properties Ltd.                                947                            1,694

HEALTH CARE - 12.6%
Pharmaceuticals - 12.6%
     Merck & Co. Inc.                                         46                             1,693
     Pfizer Inc.                                              63                             1,487
                                                                                             3,180

     Total Common Stocks (cost $22,545)                                                      25,074

SHORT TERM INVESTMENTS - 12.7%
Money Market Funds - 0.3%
     JNL Money Market Fund, 5.03% (a) (d)                     82                             82

Securities Lending Collateral - 12.4%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   3,131                          3,131

     Total Short Term Investments (cost $3,213)                                              3,213

Total Investments - 112.3% (cost $25,758)                                                    28,287
Other Assets and Liabilities, Net -  (12.3%)                                                 (3,104)
Total Net Assets - 100%                                                                      $25,183

JNL/Mellon Capital Management Nasdaq 15 Fund (NY)
COMMON STOCKS - 99.6%
COMMUNICATIONS - 29.5%
Internet - 26.9%
     Google Inc. - Class A (b)                                1                              $595

Wireless Telecommunications - 2.6%
     NII Holdings Inc. - Class B (b)                          1                              58

ENERGY - 1.4%
Oil & Gas - 1.4%
     Patterson-UTI Energy Inc.                                1                              32

HEALTH CARE - 33.3%
Biotechnology - 22.0%
     Amgen Inc. (b)                                           7                              486

Pharmaceuticals - 11.3%
     Express Scripts Inc. (b)                                 1                              72
     Gilead Sciences Inc. (b)                                 3                              179
                                                                                             251
INDUSTRIALS - 3.0%
Transportation - 3.0%
     CH Robinson Worldwide Inc.                               1                              67

TECHNOLOGY - 32.4%
Computers - 16.5%
     Apple Computer Inc. (b)                                  5                              312
     SanDisk Corp. (b)                                        1                              53
                                                                                             365
Semiconductors - 4.1%
     Lam Research Corp. (b)                                   1                              41
     Nvidia Corp. (b)                                         2                              49
                                                                                             90
Software - 11.8%
     Adobe Systems Inc. (b)                                   3                              91
     Autodesk Inc. (b)                                        2                              52
     Citrix Systems Inc. (b)                                  1                              45
     Intuit Inc. (b)                                          1                              73
                                                                                             261

     Total Common Stocks (cost $2,367)                                                       2,205

SHORT TERM INVESTMENTS - 0.0%
Money Market Funds - 0.0%
     JNL Money Market Fund, 5.03% (a) (d)                     1                              1

     Total Short Term Investments (cost $1)                                                  1

Total Investments - 99.6% (cost $2,368)                                                      2,206
Other Assets and Liabilities, Net - 0.4%                                                     9
Total Net Assets - 100%                                                                      $2,215

JNL/Mellon Capital Management S&P (r) 10 Fund (NY)
COMMON STOCKS - 99.7%
CONSUMER, NON-CYCLICAL - 8.4%
Commercial Services - 8.4%
     McKesson Corp.                                           49                             $2,318

ENERGY - 47.0%
Oil & Gas - 47.0%
     Halliburton Co.                                          41                             3,040
     Hess Corp. (c)                                           60                             3,175
     Marathon Oil Corp.                                       42                             3,467
     Valero Energy Corp.                                      49                             3,271
                                                                                             12,953
FINANCIALS - 18.3%
Diversified Financial Services - 9.4%
     Lehman Brothers Holdings Inc.                            40                             2,579

Insurance - 8.9%
     AON Corp.                                                71                             2,459

HEALTH CARE - 15.7%
Healthcare Providers & Services - 7.8%
     Aetna Inc.                                               54                             2,142

Pharmaceuticals - 7.9%
     Express Scripts Inc. (b)                                 30                             2,173

INDUSTRIALS - 10.3%
Transportation - 10.3%
     Burlington Northern Santa Fe Corp.                       36                             2,840

     Total Common Stocks (cost $24,521)                                                      27,463

SHORT TERM INVESTMENTS - 1.8%
Securities Lending Collateral - 1.8%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   502                            502

     Total Short Term Investments (cost $502)                                                502

Total Investments - 101.5% (cost $25,023)                                                    27,965
Other Assets and Liabilities, Net -  (1.5%)                                                  (423)
Total Net Assets - 100%                                                                      $27,542


JNL/Mellon Capital Management S&P (r) 24 Fund (NY)
COMMON STOCKS - 98.7%
CONSUMER, CYCLICAL - 12.8%
Apparel - 5.7%
     Nike Inc. - Class B                                      1                              $61

Beverages - 1.3%
     Brown-Forman Corp. - Class B                             -                              14

Retail - 5.8%
     RadioShack Corp.                                         1                              7
     Yum! Brands Inc.                                         1                              55
                                                                                             62
CONSUMER, NON-CYCLICAL - 20.4%
Commercial Services - 9.0%
     Moody's Corp.                                            2                              84
     Robert Half International Inc.                           -                              12
                                                                                             96
Cosmetics & Personal Care - 8.8%
     Colgate-Palmolive Co.                                    2                              94

Household Products - 2.6%
     Clorox Co.                                               -                              28

ENERGY - 4.0%
Oil & Gas - 4.0%
     BJ Services Co.                                          1                              24
     Sunoco Inc.                                              -                              19
                                                                                             43
FINANCIALS - 13.3%
Insurance - 13.3%
     Progressive Corp.                                        4                              106
     Safeco Corp.                                             1                              37
                                                                                             143
HEALTH CARE - 11.4%
Pharmaceuticals - 11.4%
     Express Scripts Inc. (b)                                 1                              54
     Forest Laboratories Inc. (b)                             2                              68
                                                                                             122
INDUSTRIALS - 15.0%
Diversified Machinery - 2.1%
     Rockwell Automation Inc.                                 -                              22

Electronics - 2.9%
     Applera Corp. - Applied Biosystems Group                 1                              32

Manufacturing - 10.0%
     3M Corp.                                                 1                              108

TECHNOLOGY - 17.8%
Semiconductors - 9.0%
     National Semiconductor Corp.                             3                              72
     QLogic Corp. (b)                                         1                              25
                                                                                             97
Software - 8.8%
     Intuit Inc. (b)                                          2                              95

UTILITIES - 4.0%
Electric - 4.0%
     Edison International Inc.                                -                              10
     PPL Corp.                                                -                              10
     TXU Corp.                                                -                              23
                                                                                             43
     Total Common Stocks (cost $1,093)                                                       1,060

SHORT TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
     JNL Money Market Fund, 5.03% (a) (d)                     1                              1

     Total Short Term Investments (cost $1)                                                  1

Total Investments - 98.8% (cost $1,094)                                                      1,061
Other Assets and Liabilities, Net - 1.2%                                                     13
Total Net Assets - 100%                                                                      $1,074

JNL/Mellon Capital Management Value Line 25 Fund (NY)
COMMON STOCKS - 99.7%
CONSUMER, CYCLICAL - 6.0%
Apparel - 1.2%
     Guess ? Inc. (b)                                         14                             $566

Distribution & Wholesale - 1.0%
     Watsco Inc.                                              8                              482

Retail - 3.8%
     Chico's FAS Inc. (b) (c)                                 43                             1,148
     Dress Barn Inc. (b)                                      25                             641
                                                                                             1,789
ENERGY - 42.6%
Coal - 10.0%
     Arch Coal Inc.                                           30                             1,284
     Peabody Energy Corp.                                     62                             3,440
                                                                                             4,724
Oil & Gas - 32.6%
     BJ Services Co.                                          76                             2,833
     Chesapeake Enegy Corp. (c)                               86                             2,605
     EOG Resources Inc.                                       57                             3,932
     Helix Energy Solutions Group Inc. (b)                    18                             729
     Hugoton Royalty Trust                                    5                              152
     Southwestern Energy Co. (b)                              39                             1,224
     XTO Energy Inc.                                          85                             3,774
                                                                                             15,249
FINANCIALS - 3.3%
Insurance - 3.3%
     WR Berkley Corp.                                         45                             1,526

HEALTH CARE - 8.3%
Healthcare Providers & Services - 1.2%
     LCA-Vision Inc.                                          10                             546

Pharmaceuticals - 7.1%
     Biovail Corp.                                            38                             879
     Express Scripts Inc. (b)                                 34                             2,453
                                                                                             3,332
INDUSTRIALS - 8.3%
Electronics - 1.6%
     Plexus Corp. (b)                                         21                             735

Engineering & Construction - 2.4%
     McDermott International Inc. (b)                         25                             1,143

Machinery - 4.3%
     JLG Industries Inc.                                      24                             537
     Joy Global Inc.                                          28                             1,479
                                                                                             2,016
TECHNOLOGY - 31.2%
Computers - 26.1%
     Apple Computer Inc. (b)                                  170                            9,699
     Intergraph Corp. (b)                                     10                             305
     SanDisk Corp. (b)                                        43                             2,204
                                                                                             12,208
Semiconductors - 3.7%
     Nvidia Corp. (b)                                         80                             1,713

Software - 1.4%
     Cerner Corp. (b)                                         18                             670

     Total Common Stocks (cost $47,324)                                                      46,699

SHORT TERM INVESTMENTS - 8.3%
Securities Lending Collateral - 8.3%
     Mellon GSL Delaware Business Trust Collateral Fund (d)   3,885                          3,885

     Total Short Term Investments (cost $3,885)                                              3,885

Total Investments - 108.0% (cost $51,209)                                                    50,584
Other Assets and Liabilities, Net -  (8.0%)                                                  (3,753)
Total Net Assets - 100%                                                                      $46,831


(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2006.

(b)  Non-income producing security.

(c)  All or portion of the security has been loaned.

(d)  Investments  in  affiliates.  See  Note 3 in  the  Notes  to the  Financial
     Statements.

Summary of Investments by Country:


                     JNL/Mellon
                       Capital
                     Management
                 Global 15 Fund (NY)


Bermuda                  -%
Canada                   -
Denmark                  -
France                   -
Germany                  -
Hong Kong                31.9
Israel                   -
Italy                    -
Netherlands              -
Spain                    -
United Kingdom           32.9
United States            35.2
Total Investments        100.0%




JNL VARIABLE FUNDS (UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
JUNE 30, 2006

                                                                                JNLNY VARIABLE FUND I LLC
                                                      ------------------------------------------------------------------------------
                                                      ------------------------------------------------------------------------------

                                                        JNL/Mellon        JNL/Mellon         JNL/Mellon         JNL/Mellon
                                                         Capital            Capital            Capital           Capital
                                                        Management        Management         Management         Management
                                                          Dow 10         Dow Dividend         Global 15         Nasdaq 15
ASSETS                                                     Fund              Fund               Fund               Fund
                                                      ---------------- ----------------  ------------------  -----------------------
                                                      ---------------- ----------------  ------------------  -----------------------

Investments - unaffiliated, at value (a) (b)                 $ 19,813            $ 8,894           $ 25,074                $ 2,205
Investments - affiliated, at value and cost                     2,672                668              3,213                     1
Cash                                                                -                  -                 10                     -
Foreign currency (c)                                                -                  -                  1                     -
Receivables:
   Dividends and interest                                          54                  7                 68                     -
   Foreign taxes recoverable                                        -                  -                  -                     -
   Forward currency contracts                                       -                  -                  -                     -
   Fund shares sold                                                38                 11                 66                    11
   Investment securities sold                                       -                  -                 16                     -
                                                      ---------------- ------------------  -----------------  --------------------
                                                      ---------------- ------------------  -----------------  --------------------
TOTAL ASSETS                                                   22,577              9,580             28,448                 2,217
                                                      ---------------- ------------------  -----------------  --------------------
                                                      ---------------- ------------------  -----------------  --------------------

LIABILITIES
Cash overdraft                                                      -                  -                  -                     -
Payables:
   Administrative fees                                              2                  1                  4                     -
   Advisory fees                                                    6                  3                  7                     1
   Forward currency contracts                                       -                  -                  -                     -
   Fund shares redeemed                                             7                  3                 38                     1
   Investment securities purchased                                 67                 69                 81                     -
   Other expenses                                                   1                  1                  -                     -
   12b-1 service fees (Class A)                                     3                  1                  4                     -
Return of collateral for securities loaned                      2,606                596              3,131                     -
                                                      ---------------- ------------------  -----------------  --------------------
                                                      ---------------- ------------------  -----------------  --------------------
TOTAL LIABILITIES                                               2,692                674              3,265                     2
                                                      ---------------- ------------------  -----------------  --------------------
                                                      ---------------- ------------------  -----------------  --------------------
NET ASSETS                                                   $ 19,885            $ 8,906           $ 25,183               $ 2,215
                                                      ================ ==================  =================  ====================
                                                      ================ ==================  =================  ====================

NET ASSETS CONSIST OF:
Paid-in capital                                              $ 18,762            $ 8,564           $ 22,654               $ 2,377
Undistributed (excess of distributions over)
   net investment income                                            -                  -                  -                     -
Accumulated net realized gain                                       -                  -                  -                     -
Net change in unrealized appreciation or
   depreciation on investments and foreign currency
   related transactions                                         1,123                342              2,529                  (162)
                                                      ---------------- ------------------  -----------------  --------------------
                                                      ---------------- ------------------  -----------------  --------------------
                                                             $ 19,885            $ 8,906           $ 25,183               $ 2,215
                                                      ================ ==================  =================  ====================
                                                      ================ ==================  =================  ====================

CLASS A
Net assets                                                   $ 19,885            $ 8,906           $ 25,183               $ 2,215
Shares outstanding (no par value),
   unlimited shares authorized                                  1,305                842              1,250                   222
Net asset value per share                                     $ 15.23            $ 10.58            $ 20.14                $ 9.97
                                                      ================ ==================  =================  ====================
                                                      ================ ==================  =================  ====================

CLASS B
Net assets                                              n/a               n/a              n/a                   n/a
Shares outstanding (no par value),
   unlimited shares authorized                          n/a               n/a              n/a                   n/a
Net asset value per share                               n/a               n/a              n/a                   n/a
------------------------------------------------------
------------------------------------------------------

(a) Including securities on loan of:                          $ 2,554              $ 584            $ 3,029                   $ -
(b) Investments - unaffiliated, at cost                        18,690              8,552             22,545                 2,367
(c) Foreign currency, at cost                                       -                  -                  1                     -


                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------

                                                               JNL/Mellon             JNL/Mellon               JNL/Mellon
                                                                Capital                 Capital                  Capital
                                                               Management             Management               Management
                                                                 S&P 10                 S&P 24                Value Line 25
ASSETS                                                            Fund                   Fund                     Fund
                                                         ----------------------- ----------------------  ------------------------
                                                         ----------------------- ----------------------  ------------------------

Investments - unaffiliated, at value (a) (b)                           $ 27,463                $ 1,060                  $ 46,699
Investments - affiliated, at value and cost                                 502                      1                     3,885
Cash                                                                         65                      -                         -
Foreign currency (c)                                                          -                      -                         -
Receivables:
   Dividends and interest                                                    10                      1                        17
   Foreign taxes recoverable                                                  -                      -                         -
   Forward currency contracts                                                 -                      -                         -
   Fund shares sold                                                          27                     13                       164
   Investment securities sold                                                 -                      -                         8
                                                         ----------------------- ----------------------  ------------------------
                                                         ----------------------- ----------------------  ------------------------
TOTAL ASSETS                                                             28,067                  1,075                    50,773
                                                         ----------------------- ----------------------  ------------------------
                                                         ----------------------- ----------------------  ------------------------

LIABILITIES
Cash overdraft                                                                -                      -                         5
Payables:
   Administrative fees                                                        3                      -                         6
   Advisory fees                                                              8                      1                        14
   Forward currency contracts                                                 -                      -                         -
   Fund shares redeemed                                                       6                      -                         6
   Investment securities purchased                                            -                      -                         -
   Other expenses                                                             1                      -                        18
   12b-1 service fees (Class A)                                               5                      -                         8
Return of collateral for securities loaned                                  502                      -                     3,885
                                                         ----------------------- ----------------------  ------------------------
                                                         ----------------------- ----------------------  ------------------------
TOTAL LIABILITIES                                                           525                      1                     3,942
                                                         ----------------------- ----------------------  ------------------------
                                                         ----------------------- ----------------------  ------------------------
NET ASSETS                                                             $ 27,542                $ 1,074                  $ 46,831
                                                         ======================= ======================  ========================
                                                         ======================= ======================  ========================

NET ASSETS CONSIST OF:
Paid-in capital                                                        $ 24,600                $ 1,107                  $ 47,456
Undistributed (excess of distributions over)
   net investment income                                                      -                      -                         -
Accumulated net realized gain                                                 -                      -                         -
Net change in unrealized appreciation or
   depreciation on investments and foreign currency
   related transactions                                                   2,942                    (33)                     (625)
                                                         ----------------------- ----------------------  ------------------------
                                                         ----------------------- ----------------------  ------------------------
                                                                       $ 27,542                $ 1,074                  $ 46,831
                                                         ======================= ======================  ========================
                                                         ======================= ======================  ========================

CLASS A
Net assets                                                             $ 27,542                $ 1,074                  $ 46,831
Shares outstanding (no par value),
   unlimited shares authorized                                            1,393                    111                     3,194
Net asset value per share                                               $ 19.77                 $ 9.68                   $ 14.67
                                                         ======================= ======================  ========================
                                                         ======================= ======================  ========================

CLASS B
Net assets                                                         n/a                    n/a                      n/a
Shares outstanding (no par value),
   unlimited shares authorized                                     n/a                    n/a                      n/a
Net asset value per share                                          n/a                    n/a                      n/a
------------------------------------------------------
------------------------------------------------------                    $ 489                    $ -                   $ 3,722
                                                                         24,521                  1,093                    47,324
(a) Including securities on loan of:                                          -                      -                         -
(b) Investments - unaffiliated, at cost
(c) Foreign currency, at cost


See notes to the Financial Statements.

JNL VARIABLE FUNDS (UNAUDITED)
STATEMENTS OF OPERATIONS (IN THOUSANDS)
FOR THE PERIOD ENDED JUNE 30, 2006


                                                                        JNLNY VARIABLE FUND I LLC
                                          ---------------------------------------------------------------------------------
                                          ---------------------------------------------------------------------------------

                                               JNL/Mellon          JNL/Mellon         JNL/Mellon           JNL/Mellon
                                                Capital              Capital            Capital              Capital
                                               Management          Management         Management           Management
                                                 Dow 10           Dow Dividend         Global 15            Nasdaq 15
                                                  Fund              Fund (b)             Fund                 Fund
                                           -------------------  ------------------ ------------------  --------------------
                                           -------------------  ------------------ ------------------  --------------------
INVESTMENT INCOME
   Dividends (a)                                        $ 382               $ 112              $ 551                   $ 1
   Interest                                                 -                   2                  -                     -
   Foreign taxes withheld                                   -                   -                (19)                    -
   Securities lending                                      25                   -                 21                     -
                                           -------------------  ------------------ ------------------  --------------------
                                           -------------------  ------------------ ------------------  --------------------
TOTAL INVESTMENT INCOME                                   407                 114                553                     1
                                           -------------------  ------------------ ------------------  --------------------
                                           -------------------  ------------------ ------------------  --------------------

EXPENSES
   Administrative fees                                     14                   5                 23                     1
   Advisory fees                                           34                  11                 43                     4
   Legal fees                                               -                   -                  -                     -
   Licensing fees                                           2                   1                  -                     -
   Managers fees                                            -                   -                  -                     -
   Other expenses                                           -                   -                  1                     -
   12B-1 service fees (Class A)                            19                   6                 23                     2
                                           -------------------  ------------------ ----------------------------------------
                                           -------------------  ------------------ ----------------------------------------
TOTAL EXPENSES                                             69                  23                 90                     7
                                           -------------------  ------------------ ------------------  --------------------
                                           -------------------  ------------------ ------------------  --------------------
NET INVESTMENT INCOME (LOSS)                              338                  91                463                    (6)
                                           -------------------  ------------------ ------------------  --------------------
                                           -------------------  ------------------ ------------------  --------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                           (727)                 47              1,745                    70
   Foreign currency related items                           -                   -                 10                     -
Net change in unrealized appreciation or
   depreciation on:
   Investments                                          2,356                 342                644                  (206)
   Foreign currency related items                           -                   -                  -                     -
                                           -------------------  ------------------ ------------------  --------------------
                                           -------------------  ------------------ ------------------  --------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS)                                          1,629                 389              2,399                  (136)
                                           -------------------  ------------------ ------------------  --------------------
                                           -------------------  ------------------ ------------------  --------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $ 1,967               $ 480            $ 2,862                $ (142)
------------------------------------------ ===================  ================== ==================  ====================
------------------------------------------ ===================  ================== ==================  ====================

(a) Dividends from affiliated investments           $ 2                 $ 2                $ 2                   $ 1



                                          ---------------------------------------------------------------
                                          ---------------------------------------------------------------

                                                 JNL/Mellon          JNL/Mellon           JNL/Mellon
                                                  Capital              Capital             Capital
                                                 Management          Management           Management
                                                   S&P 10              S&P 24           Value Line 25
                                                    Fund              Fund (c)               Fund
                                             -------------------  ------------------  -------------------
                                             -------------------  ------------------  -------------------
INVESTMENT INCOME
   Dividends (a)                                          $ 117                 $ 2                $ 209
   Interest                                                   -                   -                    -
   Foreign taxes withheld                                     -                   -                   (2)
   Securities lending                                         -                   -                    2
                                             -------------------  ------------------  -------------------
                                             -------------------  ------------------  -------------------
TOTAL INVESTMENT INCOME                                     117                   2                  209
                                             -------------------  ------------------  -------------------
                                             -------------------  ------------------  -------------------

EXPENSES
   Administrative fees                                       21                   -                   33
   Advisory fees                                             51                   1                   81
   Legal fees                                                 -                   -                    -
   Licensing fees                                             1                   -                   33
   Managers fees                                              -                   -                    1
   Other expenses                                             1                   -                    -
   12B-1 service fees (Class A)                              28                   -                   43
                                          ----------------------  ------------------  -------------------
                                          ----------------------  ------------------  -------------------
TOTAL EXPENSES                                              102                   1                  191
                                             -------------------  ------------------  -------------------
                                             -------------------  ------------------  -------------------
NET INVESTMENT INCOME (LOSS)                                 15                   1                   18
                                             -------------------  ------------------  -------------------
                                             -------------------  ------------------  -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                            4,484                   -                4,745
   Foreign currency related items                             -                   -                    -
Net change in unrealized appreciation or
   depreciation on:
   Investments                                           (3,092)                (33)              (8,591)
   Foreign currency related items                             -                   -                    -
                                             -------------------  ------------------  -------------------
                                             -------------------  ------------------  -------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS)                                            1,392                 (33)              (3,846)
                                             -------------------  ------------------  -------------------
                                             -------------------  ------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      $ 1,407               $ (32)            $ (3,828)
------------------------------------------   ===================  ==================  ===================
------------------------------------------   ===================  ==================  ===================

(a) Dividends from affiliated investments                   $ 2                 $ -                  $ 9
(b) Period from January 17, 2006 (commencement of operations)
(c) Period from May 1, 2006 (commencement of operations)

See notes to the Financial Statements.

JNL VARIABLE FUNDS (UNAUDITED)
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE PERIOD ENDED JUNE 30, 2006


                                                                                JNLNY VARIABLE FUND I LLC
                                                  ---------------------------------------------------------------------------------
                                                  ---------------------------------------------------------------------------------

                                                       JNL/Mellon          JNL/Mellon          JNL/Mellon         JNL/Mellon
                                                         Capital             Capital             Capital            Capital
                                                       Management          Management          Management         Management
                                                         Dow 10           Dow Dividend          Global 15          Nasdaq 15
OPERATIONS                                                Fund              Fund (a)              Fund               Fund
                                                    ------------------ -------------------- ------------------ ------------------
                                                    ------------------ -------------------- ------------------ ------------------
   Net investment income (loss)                                 $ 338                 $ 91              $ 463               $ (6)
   Net realized gain (loss) on:
      Investments                                                (727)                  47              1,745                 70
      Foreign currency related items                                -                    -                 10                  -
   Net change in unrealized appreciation or
   depreciation on:
      Investments                                               2,356                  342                644               (206)
      Foreign currency related items                                -                    -                  -                  -
                                                    ------------------ -------------------- ------------------ ------------------
                                                    ------------------ -------------------- ------------------ ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                              1,967                  480              2,862               (142)
                                                    ------------------ -------------------- ------------------ ------------------
                                                    ------------------ -------------------- ------------------ ------------------

SHARE TRANSACTIONS 1
   Proceeds from the sale of shares
      Class A                                                   4,763               10,177              7,100                956
      Class B                                                       -                    -                  -                  -
   Cost of shares redeemed
      Class A                                                  (7,868)              (1,751)            (4,963)              (121)
      Class B                                                       -                    -                  -                  -
                                                    ------------------ -------------------- ------------------ ------------------
                                                    ------------------ -------------------- ------------------ ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                     (3,105)               8,426              2,137                835
                                                    ------------------ -------------------- ------------------ ------------------
                                                    ------------------ -------------------- ------------------ ------------------

NET INCREASE (DECREASE) IN NET ASSETS                          (1,138)               8,906              4,999                693

NET ASSETS BEGINNING OF PERIOD                                 21,023                    -             20,184              1,522
                                                    ------------------ -------------------- ------------------ ------------------
                                                    ------------------ -------------------- ------------------ ------------------

NET ASSETS END OF PERIOD                                     $ 19,885              $ 8,906           $ 25,183            $ 2,215
                                                    ================== ==================== ================== ==================
                                                    ================== ==================== ================== ==================

UNDISTRIBUTED (EXCESS OF DISTRIBUTIONS OVER)
   NET INVESTMENT INCOME                                          $ -                  $ -                $ -                $ -
                                                    ================== ==================== ================== ==================
                                                    ================== ==================== ================== ==================

1 SHARE TRANSACTIONS
Shares sold
      Class A                                                     327                1,011                372                 92
      Class B                                                       -                    -                  -                  -
Shares redeemed
      Class A                                                    (552)                (169)              (260)               (11)
      Class B                                                       -                    -                  -                  -
                                                    ------------------ -------------------- ------------------ ------------------
                                                    ------------------ -------------------- ------------------ ------------------
Net increase (decrease)
      Class A                                                    (225)                 842                112                 81
                                                    ================== ==================== ================== ==================
                                                    ================== ==================== ================== ==================
      Class B                                                       -                    -                  -                  -
                                                    ================== ==================== ================== ==================
                                                    ================== ==================== ================== ==================
PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                                       $ 4,942             $ 10,296           $ 13,893            $ 2,301
Proceeds from sales of securities                               7,588                1,728             11,120              1,399
--------------------------------------------------
--------------------------------------------------

(a) Period from January 17, 2006 (commencement of operations)
(b) Period from May 1, 2006 (commencement of operations)

                                                  ------------------------------------------------------------
                                                  ------------------------------------------------------------

                                                      JNL/Mellon           JNL/Mellon          JNL/Mellon
                                                        Capital              Capital             Capital
                                                      Management           Management          Management
                                                        S&P 10               S&P 24           Value Line 25
OPERATIONS                                               Fund               Fund (b)              Fund
                                                  --------------------  ------------------  ------------------
                                                  --------------------  ------------------  ------------------
   Net investment income (loss)                                  $ 15                 $ 1                $ 18
   Net realized gain (loss) on:
      Investments                                               4,484                   -               4,745
      Foreign currency related items                                -                   -                   -
   Net change in unrealized appreciation or
   depreciation on:
      Investments                                              (3,092)                (33)             (8,591)
      Foreign currency related items                                -                   -                   -
                                                  --------------------  ------------------  ------------------
                                                  --------------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                              1,407                 (32)             (3,828)
                                                  --------------------  ------------------  ------------------
                                                  --------------------  ------------------  ------------------

SHARE TRANSACTIONS 1
   Proceeds from the sale of shares
      Class A                                                   8,270               1,108              20,737
      Class B                                                       -                   -                   -
   Cost of shares redeemed
      Class A                                                  (7,902)                 (2)             (7,467)
      Class B                                                       -                   -                   -
                                                  --------------------  ------------------  ------------------
                                                  --------------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                        368               1,106              13,270
                                                  --------------------  ------------------  ------------------
                                                  --------------------  ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                           1,775               1,074               9,442

NET ASSETS BEGINNING OF PERIOD                                 25,767                   -              37,389
                                                  --------------------  ------------------  ------------------
                                                  --------------------  ------------------  ------------------

NET ASSETS END OF PERIOD                                     $ 27,542             $ 1,074            $ 46,831
                                                  ====================  ==================  ==================
                                                  ====================  ==================  ==================

UNDISTRIBUTED (EXCESS OF DISTRIBUTIONS OVER)
   NET INVESTMENT INCOME                                          $ -                 $ -                 $ -
                                                  ====================  ==================  ==================
                                                  ====================  ==================  ==================

1 SHARE TRANSACTIONS
Shares sold
      Class A                                                     415                 111               1,321
      Class B                                                       -                   -                   -
Shares redeemed
      Class A                                                    (402)                  -                (485)
      Class B                                                       -                   -                   -
                                                  --------------------  ------------------  ------------------
                                                  --------------------  ------------------  ------------------
Net increase (decrease)
      Class A                                                      13                 111                 836
                                                  ====================  ==================  ==================
                                                  ====================  ==================  ==================
      Class B                                                       -                   -                   -
                                                  ====================  ==================  ==================
                                                  ====================  ==================  ==================
PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                                      $ 22,132             $ 1,093            $ 43,541
Proceeds from sales of securities                              21,665                   -              30,123
--------------------------------------------------
--------------------------------------------------
(a) Period from January 17, 2006 (commencement of operations)
(b) Period from May 1, 2006 (commencement of operations)

See notes to the Financial Statements.

JNL VARIABLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                                JNLNY VARIABLE FUND I LLC
                                                   --------------------------------------------------------------------------------
                                                   --------------------------------------------------------------------------------

                                                       JNL/Mellon          JNL/Mellon          JNL/Mellon         JNL/Mellon
                                                        Capital              Capital             Capital            Capital
                                                       Management          Management          Management         Management
                                                           25              Global 15            Nasdaq 15        Select Small-
OPERATIONS                                                Fund                Fund                Fund             Cap Fund
                                                   ------------------- -------------------  ------------------ ------------------
                                                   ------------------- -------------------  ------------------ ------------------
   Net investment income (loss)                                 $ 486               $ 498                $ (2)             $ (50)
   Net realized gain (loss) on:
      Investments                                               1,552                 827                 111                534
      Foreign currency related items                                -                  (3)                  -                  -
Net change in unrealized appreciation or
   depreciation on:
      Investments                                              (2,511)                472                 (47)               872
      Foreign currency related items                                -                   -                   -                  -
                                                   ------------------- -------------------  ------------------ ------------------
                                                   ------------------- -------------------  ------------------ ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                               (473)              1,794                  62              1,356
                                                   ------------------- -------------------  ------------------ ------------------
                                                   ------------------- -------------------  ------------------ ------------------

SHARE TRANSACTIONS 1
   Proceeds from the sale of shares
      Class A                                                  12,136              10,771               1,541              7,292
      Class B                                                       -                   -                   -                  -
   Cost of shares redeemed
      Class A                                                  (8,655)             (3,462)             (1,292)            (1,896)
      Class B                                                       -                   -                   -                  -
                                                   ------------------- -------------------  ------------------ ------------------
                                                   ------------------- -------------------  ------------------ ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                      3,481               7,309                 249              5,396
                                                   ------------------- -------------------  ------------------ ------------------
                                                   ------------------- -------------------  ------------------ ------------------

NET INCREASE (DECREASE) IN NET ASSETS                           3,008               9,103                 311              6,752

NET ASSETS BEGINNING OF PERIOD                                 18,621              11,081               1,211             10,127
                                                   ------------------- -------------------  ------------------ ------------------
                                                   ------------------- -------------------  ------------------ ------------------

NET ASSETS END OF PERIOD                                     $ 21,629            $ 20,184             $ 1,522           $ 16,879
                                                   =================== ===================  ================== ==================
                                                   =================== ===================  ================== ==================

UNDISTRIBUTED (EXCESS OF DISTRIBUTIONS OVER)
   NET INVESTMENT INCOME                                          $ -                 $ -                 $ -                $ -
                                                   =================== ===================  ================== ==================
                                                   =================== ===================  ================== ==================

1 SHARE TRANSACTIONS
Shares sold
      Class A                                                     755                 661                 150                403
      Class B                                                       -                   -                   -                  -
Shares redeemed
      Class A                                                    (534)               (211)               (120)              (105)
      Class B                                                       -                   -                   -                  -
                                                   ------------------- -------------------  ------------------ ------------------
                                                   ------------------- -------------------  ------------------ ------------------
Net increase (decrease)
      Class A                                                     221                 450                  30                298
                                                   =================== ===================  ================== ==================
                                                   =================== ===================  ================== ==================
      Class B                                                       -                   -                   -                  -
                                                   =================== ===================  ================== ==================
                                                   =================== ===================  ================== ==================
PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                                      $ 23,207            $ 14,221             $ 2,306           $ 14,890
Proceeds from sales of securities                              19,615               6,555               2,113              9,122


                                                ----------------------------------------------------------
                                                ----------------------------------------------------------

                                                    JNL/Mellon          JNL/Mellon          JNL/Mellon
                                                      Capital             Capital            Capital
                                                    Management          Management          Management
                                                      Dow 10              S&P 10          Value Line 25
OPERATIONS                                             Fund                Fund                Fund
                                                -------------------  ------------------  -----------------
                                                -------------------  ------------------  -----------------
   Net investment income (loss)                              $ 654               $ (27)             $ (58)
   Net realized gain (loss) on:
      Investments                                              364               3,757                723
      Foreign currency related items                             -                   -                  -
Net change in unrealized appreciation or
   depreciation on:
      Investments                                           (1,960)              3,763              7,477
      Foreign currency related items                             -                   -                  -
                                                -------------------  ------------------  -----------------
                                                -------------------  ------------------  -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                            (942)              7,493              8,142
                                                -------------------  ------------------  -----------------
                                                -------------------  ------------------  -----------------

SHARE TRANSACTIONS 1
   Proceeds from the sale of shares
      Class A                                                9,444              12,509             21,461
      Class B                                                    -                   -                  -
   Cost of shares redeemed
      Class A                                               (3,283)            (10,612)            (6,160)
      Class B                                                    -                   -                  -
                                                -------------------  ------------------  -----------------
                                                -------------------  ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                   6,161               1,897             15,301
                                                -------------------  ------------------  -----------------
                                                -------------------  ------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                        5,219               9,390             23,443

NET ASSETS BEGINNING OF PERIOD                              15,804              16,377             13,946
                                                -------------------  ------------------  -----------------
                                                -------------------  ------------------  -----------------

NET ASSETS END OF PERIOD                                  $ 21,023            $ 25,767           $ 37,389
                                                ===================  ==================  =================
                                                ===================  ==================  =================

UNDISTRIBUTED (EXCESS OF DISTRIBUTIONS OVER)
   NET INVESTMENT INCOME                                       $ -                 $ -                $ -
                                                ===================  ==================  =================
                                                ===================  ==================  =================

1 SHARE TRANSACTIONS
Shares sold
      Class A                                                  683                 773              1,584
      Class B                                                    -                   -                  -
Shares redeemed
      Class A                                                 (237)               (596)              (448)
      Class B                                                    -                   -                  -
                                                -------------------  ------------------  -----------------
                                                -------------------  ------------------  -----------------
Net increase (decrease)
      Class A                                                  446                 177              1,136
                                                ===================  ==================  =================
                                                ===================  ==================  =================
      Class B                                                    -                   -                  -
                                                ===================  ==================  =================
                                                ===================  ==================  =================
PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                                   $ 11,866            $ 24,530           $ 30,428
Proceeds from sales of securities                            4,973              22,553             15,285

See notes to the Financial Statements.

JNL VARIABLE FUNDS (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                                                                        Increase (Decrease) from
                                                                                        Investment Operations
                                                                    ----------------------------------------------------------------
                                                     Net Asset      ----------------------------------------------------------------
                                                       Value                Net             Net Realized           Total from
                    Period                           Beginning          Investment          & Unrealized           Investment
                     Ended                           of Period         Income (Loss)       Gains (Losses)          Operations
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOW 10 FUND (NY)

Class A
                   6/30/2006                                  13.74                0.26                  1.23                  1.49
                  12/31/2005                                  14.57                0.29                 (1.12)                (0.83)
                  12/31/2004                                  14.14                0.26                  0.17                  0.43
                  12/31/2003                                  11.22               (0.10)                 3.02                  2.92
               07/22(a)-12/31/02                              10.00                0.30                  0.92                  1.22

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOW DIVIDEND FUND (NY)

Class A
             01/17(a) - 06/30/2006                           $10.00               $0.11                 $0.47                 $0.58

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND (NY)

Class A
                   6/30/2006                                  17.73                0.37                  2.04                  2.41
                  12/31/2005                                  16.10                0.35                  1.28                  1.63
                  12/31/2004                                  12.66                0.02                  3.42                  3.44
                  12/31/2003                                   9.74               (0.74)                 3.66                  2.92
               07/22(a)-12/31/02                              10.00                0.95                 (1.21)                (0.26)

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NASDAQ 15 FUND (NY)

Class A
                   6/30/2006                                  10.78               (0.03)                (0.78)                (0.81)
                  12/31/2005                                  10.88               (0.02)                (0.08)                (0.10)
               10/04(a)-12/31/04                              10.00               (0.01)                 0.89                  0.88

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 10 FUND (NY)

Class A
                   6/30/2006                                  18.67                0.01                  1.09                  1.10
                  12/31/2005                                  13.61               (0.03)                 5.09                  5.06
                  12/31/2004                                  11.54                0.07                  2.00                  2.07
                  12/31/2003                                   9.69               (0.01)                 1.86                  1.85
               07/22(a)-12/31/02                              10.00                0.05                 (0.36)                (0.31)

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 24 FUND (NY)

Class A
             05/01(a) - 06/30/2006                            10.00                0.01                 (0.33)                (0.32)

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE 25 FUND (NY)

Class A
                   6/30/2006                                  15.86                0.01                 (1.20)                (1.19)
                  12/31/2005                                  11.41               (0.02)                 4.47                  4.45
               10/04(a)-12/31/04                              10.00               (0.01)                 1.42                  1.41

------------------------------------------------------------------------------------------------------------------------------------


                                                                            Distributions from
                                                                               Net Realized
                                                      Distributions from         Gains on              Net Asset
                    Period                              Net Investment          Investment             Value, End
                     Ended                                  Income             Transactions            of Period
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOW 10 FUND (NY)

Class A
                   6/30/2006                                  -                     -                       15.23
                  12/31/2005                                  -                     -                       13.74
                  12/31/2004                                  -                     -                       14.57
                  12/31/2003                                  -                     -                       14.14
               07/22(a)-12/31/02                              -                     -                       11.22

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOW DIVIDEND FUND (NY)

Class A
             01/17(a) - 06/30/2006                          $ -                   $ -                      $10.58

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND (NY)

Class A
                   6/30/2006                                  -                     -                       20.14
                  12/31/2005                                  -                     -                       17.73
                  12/31/2004                                  -                     -                       16.10
                  12/31/2003                                  -                     -                       12.66
               07/22(a)-12/31/02                              -                     -                        9.74

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NASDAQ 15 FUND (NY)

Class A
                   6/30/2006                                  -                     -                        9.97
                  12/31/2005                                  -                     -                       10.78
               10/04(a)-12/31/04                              -                     -                       10.88

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 10 FUND (NY)

Class A
                   6/30/2006                                  -                     -                       19.77
                  12/31/2005                                  -                     -                       18.67
                  12/31/2004                                  -                     -                       13.61
                  12/31/2003                                  -                     -                       11.54
               07/22(a)-12/31/02                              -                     -                        9.69

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 24 FUND (NY)

Class A
             05/01(a) - 06/30/2006                            -                     -                        9.68

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE 25 FUND (NY)

Class A
                   6/30/2006                                  -                     -                       14.67
                  12/31/2005                                  -                     -                       15.86
               10/04(a)-12/31/04                              -                     -                       11.41

-----------------------------------------------------------------------------------------------------------------------


                                                                       Supplemental Data
                                                    ---------------------------------------------------                Ratio of Net
                                                    ---------------------------------------------------   Ratio of       Investment
                                                                         Net Assets,                    Expenses to    Income (Loss)
                    Period                              Total           End of Period       Portfolio   Average Net     to Average
                     Ended                            Return (b)        (in thousands)       Turnover    Assets (c)   Net Assets (c)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOW 10 FUND (NY)

Class A
                   6/30/2006                              10.84              19,885             25.9         0.75              3.67
                  12/31/2005                              (5.70)             21,023             27.2         0.75              3.53
                  12/31/2004                               3.04              15,804             45.9         0.73              3.10
                  12/31/2003                              26.03               8,608              5.2         0.81              3.10
               07/22(a)-12/31/02                          12.20                 302            121.4         0.82              3.31

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOW DIVIDEND FUND (NY)

Class A
             01/17(a) - 06/30/2006                       5.80 %              $8,906            29.6%        0.74%             2.88%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND (NY)

Class A
                   6/30/2006                              13.59              25,183             48.1         0.79              4.00
                  12/31/2005                              10.12              20,184             44.0         0.79              3.32
                  12/31/2004                              27.17              11,081              9.3         0.78              2.98
                  12/31/2003                              29.98               1,358             25.6         0.86              2.65
               07/22(a)-12/31/02                          (2.60)                 93            134.4         0.87              4.21

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NASDAQ 15 FUND (NY)

Class A
                   6/30/2006                              (7.51)              2,215             77.8         0.77             (0.64)
                  12/31/2005                              (0.92)              1,522            126.4         0.76             (0.15)
               10/04(a)-12/31/04                           8.80               1,211           -              0.76             (0.32)

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 10 FUND (NY)

Class A
                   6/30/2006                               5.89              27,542             77.9         0.74              0.11
                  12/31/2005                              37.18              25,767             98.9         0.74             (0.12)
                  12/31/2004                               0.37              16,377            112.1         0.73              0.71
                  12/31/2003                              19.09               8,405             10.4         0.81              0.73
               07/22(a)-12/31/02                          (3.10)                235            113.7         0.82              0.57

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 24 FUND (NY)

Class A
             05/01(a) - 06/30/2006                        (3.20)              1,074              0.0         0.74              0.38

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE 25 FUND (NY)

Class A
                   6/30/2006                              (7.50)             46,831             68.9         0.88              0.08
                  12/31/2005                              39.00              37,389             66.6         0.87             (0.25)
               10/04(a)-12/31/04                          14.10              13,946             27.5         0.87             (0.60)

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

See notes to the Financial Statements.

NOTE 1. ORGANIZATION
The JNL Variable Fund LLC and the JNLNY Variable Fund I LLC (collectively, "JNL Variable Funds") are limited liability companies organized under the laws of Delaware, by Operating Agreements dated February 11, 1999 as amended December 13, 2001. The JNL Variable Funds are registered with the U.S. Securities and Exchange Commission as non-diversified funds under the Investment Company Act of 1940, as amended. The JNL Variable Fund LLC includes the following eighteen (18) separate Funds, each subadvised by Mellon Capital Management Corp.: JNL/Mellon Capital Management 25 Fund, JNL/Mellon Capital Management Communications Sector Fund, JNL/Mellon Capital Management Consumer Brands Sector Fund, JNL/Mellon Capital Management Dow 10 Fund, JNL/Mellon Capital Management Dow Dividend Fund, JNL/Mellon Capital Management Financial Sector Fund, JNL/Mellon Capital Management Global 15 Fund, JNL/Mellon Capital Management Healthcare Sector Fund, JNL/Mellon Capital Management JNL 5 Fund, JNL/Mellon Capital Management JNL Optimized 5 Fund, JNL/Mellon Capital Management Nasdaq 15 Fund, JNL/Mellon Capital Management Oil & Gas Sector Fund, JNL/Mellon Capital Management S&P 10 Fund, JNL/Mellon Capital Management S&P 24 Fund, JNL/Mellon Capital Management Select Small-Cap Fund, JNL/Mellon Capital Management Technology Sector Fund, JNL/Mellon Capital Management VIP Fund, and JNL/Mellon Capital Management Value Line 25 Fund. The JNLNY Variable Fund I LLC includes the following seven (7) separate Funds, each subadvised by Mellon Capital Management Corp.: JNL/Mellon Capital Management Dow 10 Fund (NY), JNL/Mellon Capital Management Dow Dividend Fund (NY), JNL/Mellon Capital Management Global 15 Fund (NY), JNL/Mellon Capital Management Nasdaq 15 Fund (NY), JNL/Mellon Capital Management S&P 10 Fund (NY), JNL/Mellon Capital Management S&P 24 Fund (NY), and JNL/Mellon Capital Management Value Line 25 Fund (NY).

The JNL/Mellon Capital Management 25 Fund, JNL/Mellon Capital Management Communications Sector Fund, JNL/Mellon Capital Management Consumer Brands Sector Fund, JNL/Mellon Capital Management Financial Sector Fund, JNL/Mellon Capital Management Healthcare Sector Fund, JNL/Mellon Capital Management JNL 5 Fund, JNL/Mellon Capital Management JNL Optimized 5 Fund, JNL/Mellon Capital Management Oil & Gas Sector Fund, JNL/Mellon Capital Management Select Small-Cap Fund, JNL/Mellon Capital Management Technology Sector Fund, and JNL/Mellon Capital Management VIP Fund offer Class A and Class B shares. The two classes differ principally in applicable 12b-1 Service Fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Funds and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, and shareholder servicing fees.

Jackson National Asset Management, LLC ("JNAM"), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson National"), serves as investment adviser ("Adviser") for all the Funds. Shares are presently offered to Jackson National (Jackson National Life Insurance Company of New York) and its separate accounts to fund the benefits of variable annuity and variable life policies.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation - The net asset value shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for trading. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. Pursuant to procedures adopted by the Board of Managers ("Board"), the Funds may utilize international Fair Value Pricing ("FVP"). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the Fund holdings such that shareholder transactions receive a fair net asset value. A security for which no quotations are readily available or is not reflective of the value of such security because of the occurrence of a significant event, as defined in the Board approved procedures, shall be "fair valued" pursuant to the approved procedures. In general, the "fair value" of a security shall be the amount the owner of such security might reasonably expect to receive upon its current sale.

Security Transactions and Investment Income - Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income is accrued daily. Realized gains and losses are determined on the specific identification basis.

Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars using exchange rates in effect as of 4:00 p.m. Eastern Standard Time. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions. Realized and unrealized gains and losses on investments which result from changes in foreign currency exchange rates are included in net realized gains (losses) on investments and net unrealized appreciation (depreciation) on invest-ments.

Forward Foreign Currency Exchange Contracts - A Fund may enter into forward foreign currency exchange contracts ("contracts"), generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales ("spot hedges") or to minimize foreign currency risk on portfolio securities denominated in foreign currencies ("position hedges"). All contracts are valued at the forward currency exchange rate and are marked-to-market daily. When the contract is open, the change in market value is recorded as net unrealized appreciation (depreciation) on foreign currency related items. When the contract is closed, the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded as net realized gain (loss) on foreign currency related items.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' portfolio securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of the unrealized appreciation (depreciation) of forward foreign currency contracts reflected in the Statements of Assets and Liabilities. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, the Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparties to the contracts are unable to meet the terms of the contracts.

Securities Loaned - The JNL Variable Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, each Fund receives a fee equal to a percentage of the net income from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund (a pooled money market instrument approved by the Adviser). The Funds bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

Distributions to Shareholders - The JNL/Mellon Capital Management Communications Sector Fund, JNL/Mellon Capital Management Consumer Brands Sector Fund, JNL/Mellon Capital Management Financial Sector Fund, JNL/Mellon Capital Management Healthcare Sector Fund, JNL/Mellon Capital Management Oil & Gas Sector Fund, and JNL/Mellon Capital Management Technology Sector Fund (collectively the "Sector Funds"), JNL/Mellon Capital Management JNL 5 Fund, JNL/Mellon Capital Management 25 Fund, JNL/Mellon Capital Management JNL Optimized 5 Fund, JNL/Mellon Capital Management Select Small-Cap Fund, and the JNL/Mellon Capital Management VIP Fund declare and pay dividends from net investment income annually, but may do so more frequently to avoid excise tax. Distributions of net realized capital gains, if any, will be distributed at least annually. For all other funds, no distributions of net investment income or realized capital gains are required; therefore, undistributed net investment income and accumulated net realized gains are reclassed to capital on a semi-annual basis. These Funds reclass undistributed (excess of distributions over) net investment income (loss) and accumulated net realized gain (loss) into paid-in capital, reflected on the Statements of Assets and Liabilities.

Federal Income Taxes - The JNL Variable Fund LLC (except for the JNL/Mellon Capital Management 25 Fund, JNL/Mellon Capital Management JNL 5 Fund, JNL/Mellon Capital Management JNL Optimized 5 Fund, JNL/Mellon Capital Management Select Small-Cap Fund, JNL/Mellon Capital Management VIP Fund and the Sector Funds), and the JNLNY Variable Fund I LLC are limited liability companies with each of their interests owned by a single interest: Jackson National Separate Account-I and JNLNY Separate Account-I, respectively. Accordingly, the JNL Variable Funds are not considered separate entities for income tax purposes, and therefore, are taxed as part of the operations of Jackson National or Jackson National Life Insurance Company of New York and are not taxed separately. Effective May 1, 2006, JNL/Mellon Capital Management 25 Fund and JNL/Mellon Capital Management Select Small-Cap Fund elected to be taxed as a corporation. The policy of the JNL/Mellon Capital Management 25 Fund, JNL/Mellon Capital Management JNL 5 Fund, JNL/Mellon Capital Management JNL Optimized 5 Fund, JNL/Mellon Capital Management VIP Fund and the Sector Funds is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute income in amounts that will avoid federal income or excise taxes for each Fund. JNL/Mellon Capital Management 25 Fund, JNL/Mellon Capital Management JNL 5 Fund, JNL/Mellon Capital Management JNL Optimized 5 Fund, JNL/Mellon Capital Management Select Small-Cap Fund, JNL/Mellon Capital Management VIP Fund and the Sector Funds periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. Under current tax law, interest and dividend income and capital gains of the JNL Variable Funds are not currently taxable when left to accumulate within a variable annuity contract.


NOTE 3. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES
Each Fund has an investment advisory agreement with JNAM whereby JNAM provides investment management and transfer agency services. Each Fund paid JNAM an annual investment advisory fee, computed daily and payable monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of the investment advisory fee is paid to Mellon Capital Management Corp. as compensation for their sub-advisory services. The following is a schedule of the fees each Fund is currently obligated to pay JNAM:



Assets                                      Fees
$0 to $50 million                           0.37%
$50 million to $100 million                 0.31%
$100 million to $750 million                0.28%
Over $750 million                           0.27%

Administrative Fee - In addition to the investment advisory fee, each Fund paid JNAM an annual Administrative Fee of 0.15% of the average daily net assets of the Fund, except for JNL/Mellon Capital Management Global 15 Fund and JNL/Mellon Capital Management Global 15 Fund (NY) which paid JNAM an annual Administrative Fee of 0.20% of the average daily net assets of the Fund accrued daily.

In return for the fee, JNAM provides or procures all necessary administrative functions and services for the operations of each Fund accrued daily, paid monthly. In accordance with the Administration Agreement, JNAM is responsible for payment of expenses related to legal, audit, fund accounting, custody, printing and mailing and all other services necessary for the operation of the JNL Variable Funds and each separate Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Managers and independent legal counsel to the disinterested Managers and a majority of the cost associated with the Chief Compliance Officer.

Transfer Agency Services - The Trust has an agreement with JNAM whereby JNAM provides transfer agency services for the Funds at no additional cost.

12b-1 Service Fee - The Funds have adopted a Distribution Plan under the provisions of Rule 12b-1 for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of the Fund's Class A shares (through the sale of variable insurance products funded by the JNL Variable Funds). Jackson National Life Distributors, LLC. ("JNLD") is the principal underwriter of the Funds, with responsibility for promoting sales of their shares. JNLD also is the principal underwriter of the variable insurance products issued by Jackson National and its subsidiaries. JNLD is a wholly-owned subsidiary of Jackson National. The maximum 12b-1 fee allowed shall be 0.20% of the average daily net assets attributable to the Class A shares. Amounts charged pursuant to the Distribution Plan are reflected in the Statement of Operations as "12b-1 service fees (Class A)".

Deferred Compensation Plan - The Funds have adopted a Deferred Compensation Plan whereby non-interested Trustees may defer the receipt of their compensation. Deferred amounts are credited at a 5% rate of return.

Investments in affiliates - During the period ended June 30, 2006, certain Funds invested in a money market fund for temporary purposes, which is advised by JNAM. Certain Funds participating in securities lending receive cash collateral which is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund (a pooled money market instrument approved by JNAM) which may be considered affiliated with the Fund. The total market value and cost of such affiliated investments is disclosed separately in the Statement of Assets and Liabilities, and the associated income is disclosed separately in the Statements of Operations.



NOTE 4. FEDERAL INCOME TAX MATTERS
Permanent differences between book and tax basis reporting for the 2006 fiscal year have been identified and appropriately reclassified as indicated below (in thousands). To the extent there are differences between book tax-basis and federal tax-basis which are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification. Permanent differences may include but are not limited to: expired capital loss carryforwards, foreign currency reclassifications, reclassifications on the sale of PFIC or REIT securities, net operating losses and distribution adjustments. These reclassifications have no impact on net assets.

                                                                                        NET INCREASE (DECREASE)
                                                             -----------------------------------------------------------------------
                                                             -----------------------------------------------------------------------
                                                                     ACCUMULATED
                                                                    UNDISTRIBUTED              ACCUMULATED
                                                                   NET INVESTMENT               REALIZED                PAID IN
                                                                        INCOME                  GAIN/LOSS               CAPITAL
                                                             ------------------------  -----------------------  --------------------
                                                              -----------------------  -----------------------  --------------------

JNL/Mellon Capital Management Financial Sector Fund          $             (21)        $         21                         -
JNL/Mellon Capital Management JNL 5 Fund                                   (24)                  24                         -
JNL/Mellon Capital Management Technology Sector Fund                        56                  (56)                        -
JNL/Mellon Capital Management VIP Fund                                     (13)                  13                         -



As of June 30, 2006, the federal tax cost of investments are listed in the following table (in thousands). Net investment income, net realized gains, and unrealized appreciation may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains as ordinary income for tax purposes; the realization for tax purposes of unrealized gains on certain forward foreign currency or futures contracts and unrealized gains or losses on investments in passive foreign investment companies, the difference in accounting in Real Estate Investments Trusts; and the tax deferral of losses on wash sale transactions.



                                                                      TAX          GROSS              GROSS          NET UNREALIZED
                                                                    COST OF      UNREALIZED         UNREALIZED       APPRECIATION/
                                                                  INVESTMENTS   APPRECIATION       DEPRECIATION        DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

JNL/Mellon Capital Management 25 Fund                          $    671,476   $     39,206   $       (21,100)   $        18,106
JNL/Mellon Capital Management Communications Sector Fund             34,130          1,060            (1,062)                (2)
JNL/Mellon Capital Management Consumer Brands Sector Fund            19,152          2,083            (1,576)               507
JNL/Mellon Capital Management Financial Sector Fund                  39,757          4,423            (1,276)             3,147
JNL/Mellon Capital Management Healthcare Sector Fund                 79,631          6,213            (7,634)            (1,421)
JNL/Mellon Capital Management JNL 5 Fund                          2,401,528        177,400           (77,159)           100,241
JNL/Mellon Capital Management JNL Optimized 5 Fund                   21,619            568              (686)              (118)
JNL/Mellon Capital Management Oil & Gas Sector Fund                 254,870         36,303            (3,307)            32,996
JNL/Mellon Capital Management Select Small-Cap Fund                 660,110         72,124           (40,069)            32,055
JNL/Mellon Capital Management Technology Sector Fund                 41,090          3,395            (4,970)            (1,575)
JNL/Mellon Capital Management VIP Fund                              351,936         20,743           (20,106)               637



No distributions were paid during the period ended June 30, 2006. The tax character of the distributions paid during the period ended December 31, 2005, were as follows (in thousands):


                                                                          ORDINARY            LONG-TERM
                                                                           INCOME           CAPITAL GAIN
                                                                    ----------------------------------------

JNL/Mellon Capital Management Communications Sector Fund            $           1,453             $      37
JNL/Mellon Capital Management Consumer Brands Sector Fund                         294                   162
JNL/Mellon Capital Management Financial Sector Fund                               591                    13
JNL/Mellon Capital Management Healthcare Sector Fund                              495                    71
JNL/Mellon Capital Management JNL 5 Fund                                          300                     -
JNL/Mellon Capital Management Oil & Gas Sector Fund                             3,438                   609
JNL/Mellon Capital Management Technology Sector Fund                              584                    32
JNL/Mellon Capital Management VIP Fund                                            682                     -


NOTE 5. FUND ACQUISITIONS
On April 29, 2006, the following acquisitions were accomplished by a tax-free exchange of shares pursuant to a plan of reorganization approved by the Board of Managers on January 27, 2006.



                                                  SHARES OF
                                                  ACQUIRING
                                                 FUND ISSUED             MERGER
               ACQUIRING FUND                    IN EXCHANGE           TAX STATUS
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
JNL/Mellon Capital Management 25 Fund                      1,804        Tax-free
JNL/Mellon Capital Management Select
  Small-Cap Fund                                             842        Tax-free




                                                                   OF ACQUIRED FUND ON ACQUISITION DATE:
                                                 ---------------------------------------------------------------------
                                                 ---------------------------------------------------------------------
                                                                             ACCUMULATED
                                                         SHARES                REALIZED             UNREALIZED
                 ACQUIRED FUND                         OUTSTANDING           GAIN/(LOSS)           APPRECIATION
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management 25 Fund (NY)              1,407  $                - $                     963
JNL/Mellon Capital Management Select
  Small-Cap Fund (NY)                                     932                   -                     2,182







The aggregate net assets (in thousands) of the acquiring and acquired Funds immediately before the acquisition were as follows:

                   ACQUIRING FUND                        NET ASSETS                               ACQUIRED FUND           NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

JNL/Mellon Capital Management 25 Fund                $   626,100  JNL/Mellon Capital Management 25 Fund (NY)                $24,123
JNL/Mellon Capital Management Select Small-Cap Fund      641,584  JNL/Mellon Capital Management Select Small-Cap Fund (NY)  20,093


NOTE 6.  RECENT ACCOUNTING PRONOUNCEMENTS
On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------


All Mutual Funds are affected by ongoing costs, which include (among others) costs for portfolio management, administrative services, the printing of shareholder reports, and daily operating expenses.

Operating expenses such as these are deducted from the Fund's gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio.

The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Mutual Funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses the shareholder paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses paid During Period" to estimate the expenses paid during this period.

Hypothetical 5% Return. The information in this section can be used to compare each Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the U.S. Securities and Exchange Commission requires all mutual funds to make the 5% calculation.



                                                                                   ACTUAL FUND RETURN
                                                    --------------------------------------------------------------------------------
                                                    --------------------------------------------------------------------------------
                                                          BEGINNING              ENDING                                 EXPENSES
                                                           ACCOUNT               ACCOUNT          ANNUALIZED              PAID
                                                            VALUE                 VALUE             EXPENSE              DURING
                                                         12/31/2005             6/30/2006           RATIOS               PERIOD
                                                    ----------------------  ------------------ ------------------ ------------------
                                                    ----------------------  ------------------ ------------------ ------------------

JNL/Mellon Capital Management Dow 10 Fund (NY)
   Class A                                                       1,000.00            1,108.40         0.75                  3.92
JNL/Mellon Capital Management Dow Dividend Fund (NY)
   Class A                                                       1,000.00            1,058.00         0.74                  3.44
JNL/Mellon Capital Management Global 15 Fund (NY)
   Class A                                                       1,000.00            1,135.90         0.90                  4.77
JNL/Mellon Capital Management Nasdaq 15 Fund (NY)
   Class A                                                       1,000.00              924.90         0.77                  3.67
JNL/Mellon Capital Management S&P 10 Fund (NY)
   Class A                                                       1,000.00            1,058.90         0.74                  3.78
JNL/Mellon Capital Management S&P 24 Fund (NY)
   Class A                                                       1,000.00              968.00         0.71                  1.17
JNL/Mellon Capital Management Value Line 25 Fund (NY)
   Class A                                                       1,000.00              925.00         0.88                  4.20








                                                                                   HYPOTHETICAL 5% RETURN
                                                    -------------------------------------------------------------------------------
                                                    -------------------------------------------------------------------------------
                                                          BEGINNING             ENDING                                EXPENSES
                                                           ACCOUNT              ACCOUNT           ANNUALIZED            PAID
                                                            VALUE                VALUE              EXPENSE            DURING
                                                         12/31/2005            6/30/2006            RATIOS             PERIOD
                                                    ---------------------  ------------------  ------------------  ----------------
                                                    ---------------------  ------------------  ------------------  ----------------

JNL/Mellon Capital Management Dow 10 Fund (NY)
   Class A                                                      1,000.00            1,021.09                0.72              3.61
JNL/Mellon Capital Management Dow Dividend Fund (NY)
   Class A                                                      1,000.00            1,018.96                0.74              3.38
JNL/Mellon Capital Management Global 15 Fund (NY)
   Class A                                                      1,000.00            1,020.90                0.90              4.51
JNL/Mellon Capital Management Nasdaq 15 Fund (NY)
   Class A                                                      1,000.00            1,021.00                0.69              3.46
JNL/Mellon Capital Management S&P 10 Fund (NY)
   Class A                                                      1,000.00            1,021.14                0.74              3.71
JNL/Mellon Capital Management S&P 24 Fund (NY)
   Class A                                                      1,000.00            1,004.83                0.71              1.19
JNL/Mellon Capital Management Value Line 25 Fund (NY)
   Class A                                                      1,000.00            1,020.45                1.07              5.36


ADDITIONAL DISCLOSURE

QUARTERLY  PORTFOLIO  HOLDINGS

The Registrants file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Registrants' Forms N-Q are available on the SEC's website at www.sec.gov. The Registrant's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and is available upon request from the Registrants by calling Shareholder Services toll-free at 800-644-4563.

               MANAGERS AND OFFICERS OF THE JNL VARIABLE FUND LLC
                          AND JNLNY VARIABLE FUND I LLC
                     (COLLECTIVELY, THE JNL VARIABLE FUNDS)



------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------

                                   CURRENT                                                           NUMBER OF             OTHER
                                  POSITION         LENGTH                PRINCIPAL                 PORTFOLIOS IN       DIRECTORSHIPS
    MANAGER/OFFICER (AGE)       WITH THE JNL       OF TIME               OCCUPATION              THE FUND COMPLEX         HELD BY
          & ADDRESS               VARIABLE         SERVED           FOR THE PAST 5 YEARS          OVERSEEN BY THE       THE MANAGER
                                    FUNDS                                                             MANAGER

------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------
------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------
INTERESTED MANAGER
------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------
------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------
Robert A. Fritts * (57)         Manager **     8/97 to       Senior Vice President (9/03 to             75          None
1 Corporate Way                                present       present) and Controller of
Lansing, MI 48951                                            Jackson National Life Insurance
                                President      12/02 to      Company (9/82 to present); Vice
                                and Chief      present       President and Controller of
                                Executive                    Jackson National Life Insurance
                                Officer                      Company (8/82 to 8/03); Trustee
                                                             or Manager, and
                                                             (since 12/02)
                                                             President and
                                                             Chief Executive
                                                             Officer, of each
                                                             other investment
                                                             company in the
                                                             Fund Complex.
------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED MANAGERS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------
Michael Bouchard (50)           Manager **     12/03 to      Sheriff, Oakland County, Michigan          75          None
1 Corporate Way                                present       (1/99 to present);
Lansing, MI 48951                                            Senator - State of Michigan (1991
                                    to 1999);
                                                             Chairman - Financial Services
                                                             Committee (1/95 to 1/99)
------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------
------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------
Dominic D'Annunzio (68)         Chairman of    2/04 to       Acting Commissioner of Insurance           75          None
1 Corporate Way                 the Board **   present       for the State of Michigan (1/90
Lansing, MI 48951                                            to 5/90) (8/97 to 5/98)
                                Manager        2/02 to
                                               present
------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------
------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------
Michelle Engler (48)            Manager **     12/03 to      Attorney (1983 to present);                75          Director of
1 Corporate Way                                present       First Lady of the State of                             Federal Home
Lansing, MI 48951                                            Michigan (1990 to 2002);                               Loan
                                                             Michigan Community Service                             Mortgage
                                                             Commission Chair (1991 to 2000)                        Corporation
------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------
------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------
Joseph Frauenheim (72)          Manager **     12/94 to      Consultant (Banking)                       75          None
1 Corporate Way                                present
Lansing, MI 48951
------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------
------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------
Richard McLellan (64)           Manager **     12/94 to      Member, Dykema Gossett PLLC (Law           75          None
1 Corporate Way                                present       Firm)
Lansing, MI 48951
------------------------------- -------------- ------------- ----------------------------------- ------------------ ----------------
*   Mr. Fritts is an "interested person" of the JNL Variable Funds due to his position with Jackson National Life Insurance Company(R), which is the parent company of the Adviser and Distributor.
** The Chairman of the Board, interested and disinterested Managers are elected to serve for an indefinite term.









------------------------------ -------------- ------------- ---------------------------------- ------------------- -----------------



                                  CURRENT                                                          NUMBER OF
                                 POSITION                                                      PORTFOLIOS IN THE         OTHER
                               WITH THE JNL      LENGTH OF              PRINCIPAL                 FUND COMPLEX       DIRECTORSHIPS
   MANAGER/OFFICER (AGE) &       VARIABLE           TIME               OCCUPATION               OVERSEEN BY THE       HELD BY THE
           ADDRESS                 FUNDS           SERVED          FOR THE PAST 5 YEARS             MANAGER             MANAGER
------------------------------ -------------- ------------- ---------------------------------- ------------------- -----------------
------------------------------ -------------- ------------- ---------------------------------- ------------------- -----------------
OFFICERS
------------------------------ -------------- ------------- ---------------------------------- ------------------- -----------------
------------------------------ -------------- ------------- ---------------------------------- ------------------- -----------------
Mark D. Nerud (40)             Vice           8/97 to       Chief Financial Officer of the       Not Applicable     Not Applicable
1 Corporate Way                President      present       Adviser (11/00 to present) and
Lansing, MI 48951                                           Managing Board Member of the
                               Treasurer      12/02 to      Adviser (11/00 to 11/03); Vice
                               and Chief      present       President, Treasurer, Chief
                               Financial                    Financial Officer of other
                               Officer                      Investment Companies advised by
                                                            the Adviser; Vice President -
                                                            Fund Accounting & Administration
                                                            of Jackson National Life
                                                            Insurance Company (1/00 to
                                    present)
------------------------------ -------------- ------------- ---------------------------------- ------------------- -----------------
------------------------------ -------------- ------------- ---------------------------------- ------------------- -----------------
Susan S. Rhee (34)             Vice           2/04 to       Secretary of the Adviser (11/00      Not Applicable     Not Applicable
1 Corporate Way                President,     present       to present); Assistant Vice
Lansing, MI 48951              Counsel and                  President of Jackson National
                               Secretary                    Life Insurance Company (8/03 to
                                                            present); Associate General
                                                            Counsel of Jackson National Life
                                                            Insurance Company (7/01 to
                                                            present); Senior Attorney of
                                                            Jackson National Life Insurance
                                                            Company (1/00 to 7/01)
------------------------------ -------------- ------------- ---------------------------------- ------------------- -----------------
------------------------------ -------------- ------------- ---------------------------------- ------------------- -----------------
Steven J. Fredricks (36)       Chief          1/05 to       Attorney of Jackson National         Not Applicable     Not Applicable
1 Corporate Way                Compliance     present       Life Insurance Company (2/02 to
Lansing, MI 48951              Officer                      1/05); Contract Attorney,
                                                            Godfrey & Kahn, S.C. (2001 -
                                                            2002); Assistant General
                                                            Counsel, Aid Association for
                                                            Lutherans (1997 to 2001)
------------------------------ -------------- ------------- ---------------------------------- ------------------- -----------------
------------------------------ -------------- ------------- ---------------------------------- ------------------- -----------------
Jeffrey C. Nellessen (44)      Assistant      12/05 to      Assistant Vice President of          Not Applicable     Not Applicable
1 Corporate Way                Treasurer      present       Jackson National Life Insurance
Lansing, MI 48951                                           Company (8/05 to present);
                                                            Consultant (11/03 to 4/04);
                                                            Chief Financial Officer, Vice
                                                            President, Secretary, Treasurer
                                                            & Controller of Security Capital
                                                            (3/97 to 11/03)
------------------------------ -------------- ------------- ---------------------------------- ------------------- -----------------
The Statement of Additional Information includes additional information about
Fund Managers and may be obtained at no charge by calling 1-800-766-4683
(Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service
Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing JNL Variable Funds, P.O. Box 378002, Denver,
Colorado 80237-8002 or by visiting WWW.JNL.COM or WWW.JNLNY.COM.

               MANAGERS AND OFFICERS OF THE JNL VARIABLE FUND LLC
                          AND JNLNY VARIABLE FUND I LLC
                     (COLLECTIVELY, THE JNL VARIABLE FUNDS)

   The Managers and officers that are interested persons of the JNL Variable Funds or the Adviser do not receive any compensation from the JNL Variable Funds for their services as Managers or officers. The following persons, who are disinterested Managers of the JNL Variable Funds, received from the JNL Variable Funds the compensation amounts indicated for the services as such for the six month period ended June 30, 2006.

------------------------------ ------------------- -------------------------- -------------------- ----------------------------

                                   AGGREGATE         PENSION OR RETIREMENT                           TOTAL COMPENSATION FROM
MANAGER                           COMPENSATION     BENEFITS ACCRUED AS PART    ESTIMATED ANNUAL      JNL VARIABLE FUNDS AND
                                  FROM THE JNL                OF                 BENEFITS UPON        FUND COMPLEX PAID TO
                                VARIABLE FUNDS*          FUND EXPENSES            RETIREMENT                MANAGERS

------------------------------ ------------------- -------------------------- -------------------- ----------------------------
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
Michael Bouchard                    $45,000                   $0                      $0                     $45,000
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
Michelle Engler                     $45,000                   $0                      $0                     $45,000
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
Dominic D'Annunzio                  $55,000                   $0                      $0                     $55,000
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
Joseph Frauenheim                   $45,000                  $0                       $0                     $45,000
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
Richard McLellan                    $45,000                   $0                      $0                     $45,000
------------------------------ ------------------- -------------------------- -------------------- ----------------------------

     * The fees paid to the independent Managers are paid for combined meetings of the Funds in the Fund complex. The fees are allocated to the Funds.



                             PROXY VOTING GUIDELINES

   JNAM, the Funds' adviser, is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2006 are available (1) without charge, upon request by calling 1-800-766-4683 (Annuity Service Center), 1-800-599-5651 (NY Annuity and Life Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing JNL Variable Funds, P.O. Box 378002, Denver, Colorado 80237-8002 (3) on Jackson National Life Insurance Company's website at WWW.JNL.COM or Jackson National Life Insurance Company of New York's website at WWW.JNLNY.COM, and (4) on the SEC's website at WWW.SEC.GOV.

                                    JNL FUNDS


APPROVAL OF THE FUNDS' INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

     The Board of Trustees/Managers of the Funds (the "Board") oversees the management of each Fund and, as required by law, determines annually whether to renew the Funds' advisory agreement with Jackson National Asset Management, LLC ("JNAM") and each Fund's subadvisory agreement(s).

     At a meeting on June 13-14, 2006, the Board, including all of the Independent Trustees/Managers, considered information relating to the Funds' investment advisory and management agreement with JNAM (the "Agreement") and information relating to the subadvisory agreements between JNAM and each Fund's subadviser(s) (the "Subadvisory Agreements"). In advance of the meeting, independent legal counsel for the Independent Trustees/Managers requested that certain information be provided to the Board relating to the Agreement and the Subadvisory Agreements. The Board received, and had the opportunity to review, this and other material, ask questions and request further information in connection with its consideration. At the conclusion of the Board's discussion, the Board approved the renewal of the Agreement and the Subadvisory Agreements through June 30, 2007.

     In reviewing the Agreement and the Subadvisory Agreements and considering the information, the Board was advised by outside legal counsel to the Funds, and the Independent Trustees/Managers were advised by independent legal counsel. The Board considered the factors it deemed relevant, including principally: (1) the nature, quality and extent of the services provided, (2) the investment performance of each Fund, (3) the profitability of JNAM and the subadviser(s) related to each Fund, (4) whether economies of scale may be realized as each Fund grows and whether fee levels are adjusted to enable Fund investors to share in these potential economies of scale, and (5) other benefits that accrue to JNAM and the subadvisers through their relationships with the Funds. In its deliberations, the Board, in exercising its business judgment, did not identify any single factor that alone was responsible for the Board's decision to approve the Agreement and the Subadvisory Agreements.

     Before  approving  the  Agreement  and  the  Subadvisory  Agreements,   the
Independent Trustees/Managers met in executive session with their independent legal counsel to consider the materials provided by JNAM and the terms of the Agreement and the Subadvisory Agreements. Based on its evaluation of those materials, the Board, including the interested and Independent Trustees/Managers, concluded that the Agreement is fair and reasonable and in the best interests of the shareholders of each Fund and that the Subadvisory Agreements are fair and reasonable and in the best interests of the shareholders of the applicable Funds. In reaching its conclusions, the Board considered the following:

NATURE, QUALITY AND EXTENT OF INVESTMENT ADVISORY SERVICES

     The Board examined the nature, quality and extent of the services provided by JNAM and the subadvisers.

     For each Fund, the Board considered the services provided by JNAM, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Funds. The Board also considered that JNAM monitors the performance of the various organizations providing services to the Funds, including the Funds' distributor, transfer agent and custodian. With respect to JNAM's oversight of the subadvisers, the Board noted that JNAM is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Funds' investment restrictions, policies and procedures. The Board considered JNAM's evaluation of the subadvisers, as well as JNAM's recommendation, based on its review of the subadvisers, to renew the Subadvisory Agreements.

     The Board reviewed the qualifications, backgrounds and responsibilities of JNAM's senior management responsible for oversight of the Funds and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers' portfolio managers who are responsible for the day-to-day management of each Fund. The Board reviewed information pertaining to JNAM's and each subadviser's organizational structure, senior management, financial stability, investment operations, and other relevant information pertaining to both JNAM and each subadviser. The Board considered compliance reports about JNAM and the subadvisers from the Funds' Chief Compliance Officer (CCO).

     Based on the foregoing, the Board concluded that (i) each Fund is likely to benefit from the nature, extent and quality of the services provided by JNAM under the Agreement and (ii) each Fund is likely to benefit from the nature, extent and quality of the services provided by the subadviser(s) under the applicable Subadvisory Agreement.

INVESTMENT PERFORMANCE OF THE FUNDS

     The Board considered the performance of each Fund, including how the Fund performed versus the median performance of a group of comparable funds selected by an independent data service (the "performance universe") and how the Fund performed versus its benchmark index. The performance periods considered by the Board ended on December 31, 2005.

     JNL/AIM LARGE CAP GROWTH FUND. The Board considered that the Fund outperformed the performance universe and its benchmark during the one- and three- year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's strong performance record.

     JNL/AIM SMALL CAP GROWTH FUND. The Board considered that the Fund performed in the second quartile of its performance universe and significantly outperformed its benchmark for the one-year period, though it underperformed the universe and benchmark for the three-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's strong, recent performance.

     JNL/EAGLE CORE EQUITY FUND. The Board considered that the Fund was in the second quartile of its performance universe for the five-year period, though it underperformed the performance universe for the one- and three-year periods. The Board also noted that the Fund underperformed its benchmark for all periods. The Board considered JNAM's explanation that the Fund is managed in three sleeves: value, growth and income. JNAM noted that the recent underperformance was attributable to the underperformance of the growth sleeve, but that subadviser had made certain changes to the team managing that sleeve and that it would be reasonable to allow that team time to improve its performance record. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements and allow the subadviser more time to address the performance record, but the Board also agreed to closely monitor the performance of this Fund.

     JNL/EAGLE SMALLCAP EQUITY FUND. The Board considered that the Fund significantly outperformed its performance universe and outperformed its benchmark for the five-year period and that it performed competitively against the performance universe and the benchmark for the three-year period. While the Fund underperformed the benchmark and the performance universe for the one-year period, the Board noted that the Fund's more recent performance had improved. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive long-term performance.

     JNL/FMR BALANCED FUND. The Board considered that the Fund outperformed the performance universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one- and five-year periods, though it underperformed its benchmark for the three-year period. The Board concluded that in light of the Fund's strong performance record, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

     JNL/FMR MID-CAP EQUITY FUND. The Board considered that the Fund underperformed its performance universe and benchmark for all periods. The Board also considered, however, that only the one-year performance record is attributable to Fidelity Management & Research Company ("Fidelity"), which previously replaced Janus Capital Management LLC as the Fund's subadviser. The Board concluded that it would be reasonable to allow Fidelity more time to develop a performance record with the Fund, while continuing to closely monitor Fidelity's efforts in that regard. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

     JNL/ALGER GROWTH FUND. The Board considered that the Fund outperformed the performance universe for the one-, three-, five- and ten-year periods. The Fund outperformed its benchmark for the one- and three-year periods and performed competitively against the benchmark for the five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive performance record.

     JNL/JP MORGAN INTERNATIONAL EQUITY FUND. The Board considered that the Fund underperformed its performance universe and benchmark for all periods. The Board also considered, however, that J.P. Morgan Investment Management Inc. ("JP
Morgan") has only served as subadviser since May 1, 2005. The Board concluded that it would be reasonable to allow JP Morgan more time to develop a performance record with the Fund given its short tenure as subadviser. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

     JNL/JPMORGAN INTERNATIONAL VALUE FUND. The Board considered that the Fund outperformed the performance universe and its benchmark for the one- and three-year periods, though it underperformed for the five-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive performance record.

     JNL/LAZARD MID CAP VALUE FUND. The Board considered that the Fund outperformed or performed competitively against the performance universe and its benchmark for the one-, three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive performance record.

     JNL/LAZARD SMALL CAP VALUE FUND. The Board considered that the Fund outperformed its performance universe and benchmark for the five-year period, though it underperformed them for the three-year period. The Board also noted that the Fund's performance had improved for the one-year period though it continued to underperform the performance universe and the benchmark. The Board considered JNAM's assertion that the subadviser is a bottom-up stock picker whose performance will tend to lag when market leadership is narrowly confined to one or two sectors. For this reason, JNAM encouraged the Board to give greater weight to the subadviser's five-year performance record, while noting that short-term performance continued to improve. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

     JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND. The Board considered that, while the Fund underperformed its performance universe for the one- and three-year periods, the Fund's gross of fees performance was generally consistent for each of those periods with its benchmark, the S&P 500 Index. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

     JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND. The Board considered that the Fund outperformed or performed competitively against the performance universe and its benchmark for the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive performance record.

     JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND. The Board considered that the Fund's performance was comparable to or exceeded that of the performance universe and its benchmark for the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive performance record.

     JNL/MELLON   CAPITAL  MANAGEMENT   INTERNATIONAL   INDEX  FUND.  The  Board
considered that the Fund performed competitively against the performance universe and its benchmark for the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive performance record.

     JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND. The Board considered that, while the Fund underperformed its performance universe for the one- and three-year periods, the Fund's gross of fees performance was generally consistent for each of those periods with its benchmark, the Lehman Brothers Aggregate Bond Index. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

     JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND. The Board considered that the Fund's performance was comparable to that of the performance universe and its benchmark for the one- and three-year periods. The Board concluded that in light of the Fund's competitive performance record, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

     JNL/MELLON CAPITAL MANAGEMENT DOW 10 FUND AND JNL/MELLON CAPITAL MANAGEMENT DOW 10 FUND NY. The Board considered that, while each Fund underperformed its performance universe for the one-, three and five-year periods, each Fund's gross of fees performance was generally consistent for each of those periods with its custom Dow 10 benchmark. The Board also considered JNAM's assertion that, for each Fund, the custom benchmark is a more meaningful source of comparative information than its performance universe or broad-based benchmark index, because of the Fund's unique investment focus. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

     JNL/MELLON CAPITAL MANAGEMENT S&P 10 FUND AND JNL/MELLON CAPITAL MANAGEMENT S&P 10 FUND (NY). The Board considered that each Fund outperformed the performance universe and its benchmark for the one- and three-year periods and noted that each Fund's gross of fees performance was generally consistent for both of those periods with its custom S&P 10 benchmark. The Board also considered JNAM's assertion that, for each Fund, the custom benchmark is a more meaningful source of comparative information than its performance universe or broad-based benchmark index, because of the Fund's unique investment focus. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's strong performance record.

     JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND AND JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND (NY). The Board considered that each Fund outperformed the performance universe and its benchmark for the one-, three- and five-year periods. The Board concluded that in light of each Fund's strong performance record, it would be in the best interests of each Fund and its shareholders to renew the Agreements.

     JNL/MELLON CAPITAL MANAGEMENT NASDAQ 15 FUND AND JNL/MELLON CAPITAL MANAGEMENT NASDAQ 15 FUND NY. The Board considered that, while each Fund underperformed its performance universe for the one-year period, each Fund's gross of fees performance was generally consistent with its custom NASDAQ 15 benchmark. The Board also considered JNAM's assertion that, for each Fund, the custom benchmark is a more meaningful source of comparative information than its performance universe or broad-based benchmark index, because of the Fund's unique investment focus. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

     JNL/MELLON CAPITAL MANAGEMENT VALUE LINE 25 FUND AND JNL/MELLON CAPITAL MANAGEMENT VALUE LINE 25 FUND (NY). The Board considered that each Fund outperformed the performance universe and its benchmark for the one-year period. Noting that each Fund commenced operations in October 2004, the Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements in light of each Fund's strong performance record.

     JNL/MELLON CAPITAL MANAGEMENT 25 FUND. The Board considered that the Fund significantly outperformed or performed competitively against the performance universe and its benchmark for the three- and five-year periods. The Board also considered that the Fund underperformed against the performance universe and its benchmark for the one-year period. The Board noted that the Fund's gross of fees performance was generally consistent with its custom Dow 25 benchmark for the one-, three, and five-year periods. The Board considered JNAM's assertion that the Fund's custom benchmark is a more meaningful source of comparative information than its performance universe or broad-based benchmark index, because of the Fund's unique investment focus. The Board concluded that in light of the Fund's competitive longer-term performance, it would be in the best interests of the Fund and its shareholders to renew the Agreements and allow Mellon more time to address the recent performance record.

     JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND. The Board considered that the Fund outperformed the performance universe for the one-, three- and five-year periods. The Board also considered that the Fund significantly outperformed its benchmark for the one-year period, though it slightly underperformed its benchmark for the three- and five-year periods. The Board noted that the current management team had been in place only since February 2004. Thus, the Fund's longer-term record is attributable to the former management team. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive performance record.

     JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND. Noting that the Fund commenced operations in October 2004, the Board considered that the Fund significantly outperformed the performance universe and its benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's strong performance record.

     JNL/MELLON CAPITAL MANAGEMENT VIP FUND. Noting that the Fund commenced operations in October 2004, the Board considered that the Fund outperformed its benchmark for the one-year period, though it slightly underperformed the performance universe for the same period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive performance record.

     JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND. The Board considered that the Fund outperformed the benchmark for the one- and three-year periods, though it underperformed the benchmark for the five-year period. The Fund performed competitively against the performance universe for the three-year period, though it underperformed the performance universe for the one- and five-year periods. The Board also considered, however, that gross of fees the Fund generally performed in line with its benchmark index. The Board noted JNAM's assertion that the Fund's benchmark is a more meaningful source of comparative information than the performance universe given certain aspects of how the performance universe is determined. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

     JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND. The Board considered that the Fund outperformed the performance universe and benchmark for the five-year period, though it underperformed the median and the benchmark for the one- and three-year periods. The Board also considered, however, that gross of fees the Fund generally performed in line with its benchmark index. The Board noted JNAM's assertion that the Fund's benchmark is a more meaningful source of comparative information than the performance universe given certain aspects of how the performance universe is determined. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

     JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND. The Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods. The Board also considered that the Fund's performance was comparable to or exceeded that of its performance universe for the same periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's strong performance record.

     JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND. The Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods. The Board also considered that the Fund outperformed the performance universe for the one- and five-year periods, though it underperformed for the three-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's strong performance record.

     JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND. The Board considered that the Fund outperformed or performed competitively against the performance universe and its benchmark for the one-, three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive performance record.

     JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND. The Board considered that, while the Fund underperformed its performance universe for the one-, three- and five-year periods, the Fund's gross of fees performance for each of those periods was generally consistent with its benchmark index. The Board noted JNAM's assertion that the Fund's benchmark is a more meaningful source of comparative information than the performance universe given certain aspects of how the performance universe is determined. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

     JNL/OPPENHEIMER GLOBAL GROWTH FUND. The Board considered that the Fund outperformed the performance universe and its benchmark for the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's strong performance record.

     JNL/OPPENHEIMER GROWTH FUND. The Board considered that the Fund outperformed the performance universe and its benchmark for the one-year period, though it underperformed both for the three-year period. The Board concluded that in light of the Fund's strong recent performance record, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

     JNL/PIMCO TOTAL RETURN BOND FUND. The Board considered that the Fund's performance was comparable to or exceeded that of the performance universe and its benchmark for the one-, three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's strong performance record.

     JNL/PUTNAM EQUITY FUND. The Board considered that the Fund outperformed the performance universe and its benchmark for the one- and three-year periods and performed competitively against the performance universe and its benchmark for the five- and ten-year periods. The Board concluded that in light of the Fund's strong performance record, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

     JNL/PUTNAM MIDCAP GROWTH FUND. The Board considered that the Fund's performance closely tracked that of the performance universe and its benchmark for the one-, three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive performance record.

     JNL/PUTNAM VALUE EQUITY FUND. The Board considered that the Fund's performance was equal to or exceeded that of the performance universe and its benchmark for the one-year period. The Board also considered that the Fund's performance was comparable to the performance universe and its benchmark for the three-, five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive performance record.

     JNL/S&P MANAGED CONSERVATIVE FUND. Noting that the Fund commenced operations in October 2004, the Board considered that the Fund outperformed its benchmark for the one-year period, though it slightly underperformed the performance universe for the same period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive performance record.

     JNL/S&P MANAGED MODERATE FUND. Noting that the Fund commenced operations in October 2004, the Board considered that the Fund outperformed its benchmark for the one-year period, though it underperformed the performance universe for the same PERIOD. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive performance record.

     JNL/S&P MANAGED MODERATE GROWTH FUND. The Board considered that the Fund outperformed or performed competitively against the performance universe and its benchmark for the one-, three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive performance record.

     JNL/S&P MANAGED GROWTH FUND. The Board considered that the Fund outperformed or performed competitively against the performance universe and its benchmark for the one-, three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's strong performance record.

     JNL/S&P MANAGED AGGRESSIVE GROWTH FUND. The Board considered that the Fund outperformed or performed competitively against the performance universe and its benchmark for the one-, three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's strong performance record.

     JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND. The Board considered that the Fund outperformed its benchmark for the one-, three-, five- and ten-year periods. The Board also considered that the Fund outperformed the performance universe for the three-, five- and ten-year periods, though it underperformed for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's strong performance record.

     JNL/T. ROWE PRICE MID-CAP GROWTH FUND. The Board considered that the Fund outperformed the performance universe for the one-, three-, five- and ten-year periods. The Board also considered that the Fund's performance was comparable to or exceeded that of its benchmark for the same periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's strong performance record.

     JNL/T. ROWE PRICE VALUE FUND. The Board considered that the Fund's performance was comparable to or exceeded that of the performance universe and its benchmark for the one-, three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's strong performance record.

     JNL/SELECT BALANCED FUND. The Board considered that the Fund's performance was comparable to or exceeded that of the performance universe and its benchmark for the one-, three-, five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's strong performance record.

     JNL/SELECT GLOBAL GROWTH FUND. The Board considered that the Fund underperformed its performance universe and benchmark index for the one-, three- and five--year periods, though it outperformed the benchmark for the ten-year period. The Board also considered, however, that Wellington Management Company, LLP ("Wellington") became the subadviser in May 2004, so that only the one-year performance record is attributable to Wellington. With respect to that record, the Board noted that Wellington's underperformance is primarily attributable to losses incurred in connection with a single holding and that the Fund's more recent performance has been competitive against both its performance universe and its benchmark index. The Board concluded that it would be reasonable to allow Wellington more time to develop a performance record with the Fund, while continuing to closely monitor Wellington's efforts in that regard. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

     JNL/SELECT LARGE CAP GROWTH FUND. The Board considered that the Fund outperformed its performance universe and benchmark index for the three- and ten-year periods, though it underperformed them for the one- and five-year periods. The Board also considered, however, that Wellington became the Fund's subadviser in May 2004, so that only the one-year performance record is attributable to Wellington. With respect to that record, the Board noted that the Fund's more recent performance has been competitive. The Board concluded that it would be reasonable to allow Wellington more time to develop a performance record with the Fund, while continuing to closely monitor Wellington's efforts in that regard. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

     JNL/SELECT MONEY MARKET FUND. The Board considered that the Fund's performance closely tracked that of the performance universe and its benchmark for the one-, three-, five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's competitive performance record.

     JNL/SELECT VALUE FUND. The Board considered that the Fund outperformed the performance universe and its benchmark for the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund's strong performance record.

     JNL/AIM REAL ESTATE FUND; JNL/LAZARD EMERGING MARKETS FUND; JNL/MELLON CAPITAL MANAGEMENT: DOW DIVIDEND FUND; DOW DIVIDEND FUND (NY); S&P 24 FUND; S&P 24 FUND (NY); JNL OPTIMIZED 5 FUND; JNL/S&P RETIREMENT: INCOME FUND; 2015 FUND; 2020 FUND; 2025 FUND. The Board did not consider comparative investment information for each of these Funds because each Fund did not have a full year of performance for the period considered by the Board.


COSTS OF SERVICES AND PROFITS REALIZED BY JNAM AND THE SUBADVISERS

     The Board reviewed the fees paid to JNAM and each Fund's subadviser. The Board also considered the profitability of JNAM resulting from its relationship with each Fund. In addition, while the Board requested profitability information for each subadviser, it recognized the difficulty of making comparisons of profitability from subadviser to subadviser because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular subadviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the subadviser's capital structure and cost of capital.

     For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers. Using information provided by an independent data service, the Board evaluated each Fund's advisory fees compared to the median advisory fees for other funds similar in size, character and investment strategy (the "expense group"). While the Board also considered each Fund's subadvisory fee and compared that to the median subadvisory fee of the expense group, the Board noted that each Fund's subadvisory fee is paid by JNAM (not the Fund) and, therefore, is neither a direct shareholder expense nor a direct influence on a Fund's total expense ratio.


     Further  detail   considered  by  the  Board  regarding  the  advisory  and
subadvisory of each Fund is set forth below:

     JNL/AIM LARGE CAP GROWTH FUND. The Board considered that the Fund's advisory fee is close to the median of the expense group, though the subadvisory fee is higher than the median. Noting the competitiveness of the advisory fee, the Board concluded that the advisory and subadvisory fees are reasonable in light of the services provided.

     JNL/AIM REAL ESTATE FUND. The Board considered that the Fund's advisory fee is close to the median of the expense group, though the subadvisory fee is higher than the median. Noting the competitiveness of the advisory fee, the Board concluded that the advisory and subadvisory fees are fair and reasonable in light of the services provided.

     JNL/AIM SMALL CAP GROWTH FUND. The Board considered that the Fund's advisory and subadvisory fees are higher than the expense group median. The Board considered, however, JNAM's explanation that small cap products are more expensive to manage for a number of reasons, including the need to trade small cap securities with greater care than large cap securities. JNAM also explained that reputable small cap subadvisers are faced with capacity constraints, which leads to greater demand than supply and the ability of small cap managers to command higher advisory fees. The Board also noted that the Fund's total expense ratio was competitive with that of the expense group median. The Board concluded that the advisory and subadvisory fees are fair and reasonable in light of the services provided.

     JNL/EAGLE CORE EQUITY FUND. The Board considered that the Fund's advisory and subadvisory fees are higher than the expense group median. The Board also noted, however, that the Fund's total expense ratio, which is only 5 basis points above that of the expense group average, is competitive. The Board concluded that the advisory and subadvisory fees are fair and reasonable in light of the services provided.

     JNL/EAGLE SMALLCAP EQUITY FUND. The Board considered that the Fund's advisory and subadvisory fees are higher than the expense group median. The Board also noted, however, that the Fund's total expense ratio, which is only 4 basis points above that of the expense group average, is competitive. The Board concluded that the advisory and subadvisory fees are fair and reasonable in light of the services provided.

     JNL/FMR BALANCED FUND. The Board considered that the Fund's advisory and subadvisory fees are higher than the median of the expense group. The Board noted, however, that the Fund's total expense ratio is competitive compared to that of the expense group. The Board concluded that the advisory and subadvisory fees are fair and reasonable in light of the services provided.

     JNL/ALGER GROWTH FUND; JNL/JPMORGAN INTERNATIONAL VALUE FUND; JNL/LAZARD MID CAP VALUE FUND; JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND; JNL/PIMCO TOTAL RETURN BOND FUND; JNL/PUTNAM: EQUITY FUND; MIDCAP GROWTH FUND; VALUE EQUITY FUND. The Board considered that each Fund's advisory and subadvisory fees are close to though slightly higher than the expense group median. The Board concluded that each Fund's advisory and subadvisory fees are fair and reasonable in light of the services provided.

     JNL/LAZARD EMERGING MARKETS FUND. The Board considered that the Fund's advisory fee is below the expense group median, though the subadvisory fee is higher than the median. The Board noted, however, that the Fund's total expense ratio is 17 basis points lower than the expense group median. Noting the competitiveness of the advisory fee and the total expense ratio, the Board concluded that the advisory and subadvisory fees are reasonable in light of the services provided

     JNL/JPMORGAN INTERNATIONAL EQUITY FUND. The Board considered that the Fund's advisory fee is lower than the expense group median. The Board did not have expense group median information for the subadvisory fee due to a mid-year subadvisory fee reduction, though the Board did consider that the subadvisory fee is higher than the expense group average. Noting that the Fund's total expenses are lower than those of the expense group median, the Board concluded that the advisory and subadvisory fees are reasonable in light of the services provided.

     JNL/LAZARD SMALL CAP VALUE FUND. The Board considered that, while the Fund's subadvisory fee is higher than the expense group median, the Fund's advisory fee is only slightly higher the median and only 1 basis point above the average of the expense group. The Board concluded that the advisory and subadvisory fees are fair and reasonable in light of the services provided.

     JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND. The Board considered that the Fund's advisory and subadvisory fees are higher than the expense group median, though the advisory fee is 6 basis points above the expense group average and the subadvisory fee is only 1 basis point above the average. The Board concluded that the advisory and subadvisory fees are fair and reasonable in light of the services provided.

     JNL/MELLON CAPITAL MANAGEMENT: S&P 400 MIDCAP INDEX FUND; SMALL CAP INDEX FUND; INTERNATIONAL INDEX FUND; BOND INDEX FUND; DOW 10 FUND; DOW 10 FUND NY; S&P 10 FUND; S&P 10 FUND (NY); GLOBAL 15 FUND; GLOBAL 15 FUND (NY); NASDAQ 15 FUND; NASDAQ 15 FUND NY; DOW DIVIDEND FUND; DOW DIVIDEND FUND (NY); 25 FUND; SELECT SMALL-CAP FUND; JNL 5 FUND; VIP FUND; COMMUNICATIONS SECTOR FUND; CONSUMER BRANDS SECTOR FUND; FINANCIAL SECTOR FUND; HEALTHCARE SECTOR FUND; OIL & GAS SECTOR FUND; TECHNOLOGY SECTOR FUND; JNL/S&P MANAGED: CONSERVATIVE FUND; MODERATE FUND; MODERATE GROWTH FUND; GROWTH FUND; AGGRESSIVE GROWTH FUND. The Board considered that each Fund's advisory and subadvisory fees are significantly lower than the expense group median. The Board concluded that each Fund's advisory and subadvisory fees are reasonable in light of the services provided.

     JNL/FMR MID-CAP EQUITY FUND; JNL/MELLON CAPITAL MANAGEMENT: VALUE LINE 25 FUND; VALUE LINE 25 FUND (NY); S&P 24 FUND; S&P 24 FUND (NY); JNL OPTIMIZED 5 FUND; JNL/OPPENHEIMER GLOBAL GROWTH FUND; JNL/SELECT MONEY MARKET FUND; JNL/SELECT VALUE FUND. The Board considered that each Fund's advisory and subadvisory fees are lower than the expense group median. The Board concluded that each Fund's advisory and subadvisory fees are reasonable in light of the services provided.

     JNL/OPPENHEIMER GROWTH FUND. The Board considered that the Fund's advisory fee is equal to the expense group median and the subadvisory fee is close to, though slightly higher than, the expense group median. The Board concluded that the advisory and subadvisory fees are fair and reasonable in light of the services provided.

     JNL/S&P RETIREMENT: INCOME FUND; 2015 FUND; 2020 FUND; 2025 FUND. The Board considered that each Fund's advisory fee is slightly lower than the expense group median and each Fund's subadvisory fee is slightly higher than the expense group median. The Board also considered that each Fund's total expense ratio is 14 basis points below the expense group median. The Board concluded that each Fund's advisory and subadvisory fees are fair and reasonable in light of the services provided.

     JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND. The Board considered that the Fund's advisory and subadvisory fees are equal to or lower than those of the expense group median. The Board concluded that the advisory and subadvisory fees are fair and reasonable in light of the services provided.

     JNL/T. ROWE PRICE: MID-CAP GROWTH FUND AND VALUE FUND. The Board considered that the Fund's advisory and subadvisory fees are close to the expense group median. The Board concluded that the advisory and subadvisory fees are fair and reasonable in light of the services provided.

     JNL/SELECT BALANCED FUND. The Board considered that the Fund's advisory fee is slightly higher than that of the expense group median and the subadvisory fee is equal to that of the expense group median. The Board concluded that the advisory and subadvisory fees are fair and reasonable in light of the services provided.

     JNL/SELECT GLOBAL GROWTH FUND AND JNL/SELECT LARGE CAP GROWTH FUND. The Board considered that each Fund's advisory fee is slightly below the expense group median, though the subadvisory fee is above the median. The Board concluded that each Fund's advisory and subadvisory fees are fair and reasonable in light of the services provided.

ECONOMIES OF SCALE IN PROVIDING INVESTMENT ADVISORY SERVICES

     The Board considered whether each Fund's investment advisory fee reflects the potential for economies of scale for the benefit of Fund shareholders. Based on information provided by JNAM, the Board noted that each Fund, with the exception of the JNL/PIMCO Total Return Bond Fund, contains breakpoints that decrease the fee rate as assets increase. In light of this, the Board concluded that it would be fair and reasonable and in the best interests of each Fund and its shareholders to renew the Agreement.

OTHER BENEFITS TO JNAM AND THE SUBADVISERS

     In evaluating the benefits that accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates serve the Funds in various capacities, including as adviser, administrator, transfer agent and distributor, and receive compensation from the Funds in connection with providing services to the Funds. The Board considered that each service provided to the Funds by JNAM or one of its affiliates is pursuant to a written agreement, which the Board evaluates periodically as required by law. The Board also noted that certain subadvisers pay for portions of meetings organized by the Funds' distributor to educate wholesalers about the Fund(s) that each of those subadvisers manages. The Board considered JNAM's assertion that those meetings do not yield a profit to the Funds' distributor, that subadvisers are not required to participate in the meetings and that recommendations to hire or fire subadvisers are not influenced by a subadviser's willingness to participate in the meetings.

     In evaluating the benefits that accrue to the subadvisers through their relationship with the Fund(s), the Board noted that each subadviser may develop additional investment advisory business with JNAM, the Funds or other clients of the subadviser as a result of its relationship with the Fund(s). Further the Board considered that in the case of Mellon Capital Management Corp. ("Mellon"), affiliates serves as the custodian and the securities lending agent for the Funds. The Board considered that each service provided to the Funds by the Mellon affiliates is pursuant to a written agreement, which the Board evaluates periodically as required by law.

     The Board also considered each subadviser's use of the Funds' portfolio brokerage transactions to obtain research. The Board was assisted by an unaffiliated monitoring firm in this endeavor. The Board concluded, based on its own review and on representations of JNAM, the subadvisers, and the CCO, that the subadvisers' use of "soft" commission dollars was consistent with regulatory requirements.

     After full consideration of these and other factors, the Board concluded that approval of the renewal of the Agreement and the Subadvisory Agreements was fair and reasonable and in the best interests of each Fund and its shareholders.


Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable as this is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

Item 6. Schedule of Investments

Included as a Part of the Report to Shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.

Item 9. Purchases of Equity Securties by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable as this is an Open-End Management Investment Company.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

     (a) In order to ensure that the information that we must disclose in our filings with the Securities and Exchange Commission is recorded, processed, summarized and reported on a timely basis, we have adopted disclosure controls and procedures. Our President and Chief Executive Officer, Robert A. Fritts, and our Chief Financial Officer, Mark D. Nerud, have reviewed and evaluated our disclosure controls and procedures as of August 24, 2006, and have concluded that our disclosure controls and procedures are effective.

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's first and second fiscal quarters of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. Exhibits

        a. (1)  Code of Ethics - not applicable to the semi-annual filing.
           (2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, are attached hereto.
           (3)  Not Applicable.

        b. The certification required by Rule 30a-2(b) fo the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002, is attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Lansing and State of Michigan, on the 1st day of September, 2006.

JNLNY Variable Fund I LLC
(Registrant)

By:   /s/ Robert A. Fritts
      ------------------------------
      Robert A. Fritts, President



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Signature                            Title                         Date

/s/ Robert A. Fritts                 President                September 1, 2006
-----------------------------
Robert A. Fritts


/s/ Mark D. Nerud                    Chief Financial Officer  September 1, 2006
-----------------------------
Mark D. Nerud

                                  EXHIBIT LIST

Exhibit 12(a)(2)(a)     Certification of the Principal Executive Officer
                        required by Rule 30a-2(a) under the Act.

Exhibit 12(a)(2)(b)     Certification of the Principal Financial Officer
                        required by Rule 30a-2(a) under the Act.

Exhibit 12(b)           Certification required by Rule 30a-2(b) under the Act.